December 31, 2002

         Oppenheimer
         Strategic Bond Fund/VA
         A Series of Oppenheimer Variable Account Funds


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                                                       Annual Report
                                                         ----------
                                                         Management
                                                        Commentaries

--------------------------------------------------------------------------------


Performance Update

Investment Strategy Discussion

Financial Statements

                                                                [LOGO]
                                                         OppenheimerFunds(R)
                                                         The Right Way to Invest

OPPENHEIMER STRATEGIC BOND FUND/VA

-------------------------------------------------------------------------------
Objective
Oppenheimer Strategic Bond Fund/VA, a series of Oppenheimer Variable Account Funds, seeks a high level of current income principally derived from interest on debt securities.
-------------------------------------------------------------------------------
Narrative by Art Steinmetz, Portfolio Manager
We are pleased that Oppenheimer Strategic Bond Fund/VA's non-service shares provided an average annual total return of 7.44% for the 12-month period that ended December 31, 2002. 1
   During the period, the Fund felt the effects of lower yields of U.S. government securities, as well as our move toward relatively higher-quality corporate bonds. Also, the Fund was hurt by a high rate of defaults in the high yield market, especially during June and July 2002 (default rates are generally higher for junk bonds than for high rated securities).
   The bulk of the Fund's returns during the 12-month period were the result of its investments in foreign bonds. The value of foreign bonds generally rose for U.S. investors because of the effects of changing currency exchange rates. As the U.S. economy weakened and domestic bond yields fell, many overseas investors apparently found more attractive opportunities in other markets, causing their respective currencies to appreciate relative to the U.S. dollar. In addition, foreign bonds generally provided higher yields than domestic fixed-income securities.
   U.S. government securities also contributed to performance. During the beginning of the reporting period, the U.S. Federal Reserve Board put what we believe are the finishing touches on its aggressive interest rate-reduction campaign, driving short-term interest rates to their lowest levels since the early 1960s, 1.25%. Because bond prices rise when yields fall, these rate cuts were particularly beneficial to interest rate-sensitive bonds, such as U.S. Treasury securities and U.S. government agency securities.
   While the economic recession ended in early 2002, the recovery has been less robust than most analysts expected. Mortgage-backed securities were particularly volatile in this environment because they are highly sensitive to interest rate changes. Historically low mortgage rates led to a surge of refinancing activity and prepayments of existing mortgages. Fortunately, we anticipated these effects, and controlled the volatility to some degree by successfully "hedging" the Fund's mortgage-backed investments.
   On the other hand, the weak economy adversely affected the prices of most domestic corporate bonds, especially lower rated ones. That's because corporate bonds are more sensitive to changes in the perceived credit quality of their issuers than to interest rate trends. As business fundamentals deteriorated, many of these companies were shunned by the credit markets, making it virtually impossible for them to raise additional capital. In addition, high-yield bonds issued by companies in virtually all industry groups were adversely affected by a "flight to quality" among investors seeking a safe haven from a falling stock market.
   As mentioned earlier, we have increased the Fund's allocation to investment grade corporate bonds, those rated triple BBB and triple BBB minus. We did this mainly through reducing our exposure to government debt and lower-quality corporate debt. Those corporate yields peaked in the middle of October and prices have since rallied, contributing to the Fund's return.
   We held almost no bonds from Argentina issuers, successfully avoiding any aftermath of Argentina's 2001 default. In Brazil, general economic weakness was intensified by economic and political factors. The International Monetary Fund has since injected capital into Brazil's economy, and we expect the situation there to improve as political risks abate.


1. Includes changes in net asset value per share and does not include the charges associated with the separate account products that offer this Fund. Such performance is shown for non-service shares and would have been lower if such charges were taken into account.

                      2 | OPPENHEIMER STRATEGIC BOND FUND/VA

   The Fund also has invested relatively heavily in Eastern Europe, especially Russia. Outside of the United States, Russia is the largest single country represented in the Fund. Russian bonds have performed exceptionally well as the nation has become one of the world's leading oil producers, and its political climate has stabilized. It's important to remember that investing abroad involves greater risks and expenses, including political, currency and economic uncertainties, and should be undertaken with a long-term approach in mind. Investing in emerging markets stocks may entail greater risks of short-term volatility than other investments.
   We are cautiously optimistic. Our caution stems primarily from the potential for higher interest rates, which could erode the value of some bonds that have recently performed well. With interest rates at historically low levels, we believe there is little room for further declines, but plenty of room for rates to eventually move higher.
   We are optimistic regarding the prospects of foreign bonds and domestic corporate bonds. These sectors currently represent compelling values, in our opinion. They currently provide attractive opportunities for income, and they may help boost the Fund's total return, if and when economic growth gains momentum. Of course, the possibility of a war could be a factor in the coming year. In the meantime, we believe that our multi-sector approach to the global bond markets should help income-oriented investors weather the current low interest-rate environment. That is part of what makes Oppenheimer Strategic Bond Fund/VA, The Right Way to Invest.


In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

                     3 | OPPENHEIMER STRATEGIC BOND FUND/VA

FUND PERFORMANCE

Management's Discussion of Fund Performance. During the Fund's fiscal year that ended December 31, 2002, Oppenheimer Strategic Bond Fund/VA performance was strongly influenced by adverse U.S. economic and market conditions. An anemic recovery from the 2001 recession, corporate accounting scandals and falling stock prices created a "flight to quality" among investors, benefiting holdings of U.S. government securities, but hurting the Fund's corporate bond investments, especially high-yield securities. However, these influences were largely offset by returns from foreign bonds, which were driven primarily by currency effects as the value of many other currencies to appreciate relative to the U.S. dollar. Near the end of the period, the Fund increased its allocation to investment grade corporate bonds (triple BBB and triple BBB minus). This was done by reducing the Fund's exposure to government debt and lower- quality corporate debt. The Fund's portfolio holdings and allocations are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2002. In the case of non-service shares, performance is measured from inception of the class on May 3, 1993. In the case of service shares, performance is measured from inception of the class on March 19, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, and to the Salomon Brothers World Government Bond Index, an unmanaged index of debt securities of major foreign governments. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                     4 | OPPENHEIMER STRATEGIC BOND FUND/VA

Non-Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
        Oppenheimer Strategic Bond     Lehman Brothers        Salomon Brothers
          Fund/VA (Non-Service)     Aggregate Bond Index      World Government
                                                                Bond Index
5/3/93          $10,000                   $10,000                $10,000
6/30/93          10,020                    10,194                 10,079
9/30/93          10,120                    10,460                 10,535
12/31/93         10,425                    10,466                 10,530
3/31/94          10,040                    10,166                 10,531
6/30/94          10,070                    10,062                 10,601
9/30/94          10,215                    10,123                 10,726
12/31/94         10,032                    10,161                 10,777
3/31/95          10,207                    10,674                 11,955
6/30/95          10,809                    11,324                 12,593
9/30/95          11,105                    11,546                 12,461
12/31/95         11,569                    12,038                 12,829
3/31/96          11,758                    11,825                 12,588
6/30/96          12,048                    11,892                 12,640
9/30/96          12,516                    12,112                 12,984
12/31/96         12,966                    12,475                 13,293
3/31/97          12,960                    12,406                 12,744
6/30/97          13,480                    12,861                 13,130
9/30/97          13,932                    13,289                 13,297
12/31/97         14,095                    13,680                 13,324
3/31/98          14,446                    13,893                 13,429
6/30/98          14,560                    14,217                 13,696
9/30/98          14,248                    14,818                 14,837
12/31/98         14,503                    14,868                 15,364
3/31/99          14,523                    14,794                 14,771
6/30/99          14,523                    14,664                 14,262
9/30/99          14,553                    14,764                 14,908
12/31/99         14,913                    14,746                 14,708
3/31/00          15,077                    15,071                 14,734
6/30/00          15,175                    15,334                 14,712
9/30/00          15,338                    15,796                 14,326
12/31/00         15,306                    16,460                 14,942
3/31/01          15,616                    16,960                 14,487
6/30/01          15,492                    17,056                 14,260
9/30/01          15,387                    17,842                 15,281
12/31/01         16,047                    17,850                 14,794
3/31/02          16,299                    17,867                 14,556
6/30/02          16,374                    18,527                 16,251
9/30/02          16,449                    19,376                 16,880
12/31/02         17,242                    19,681                 17,678

Average Annual Total Returns of Non-Service shares of the Fund at 12/31/02 1-Year 7.44% 5-Year 4.11% Since Inception 5.80%

Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
        Oppenheimer Strategic Bond     Lehman Brothers        Salomon Brothers
            Fund/VA (Service)       Aggregate Bond Index      World Government
                                                                Bond Index
03/19/2001      $10,000                    $10,000               $10,000
03/31/2001        9,914                     10,000                10,000
06/30/2001        9,871                     10,056                 9,843
09/30/2001        9,784                     10,520                10,548
12/31/2001       10,194                     10,525                10,212
03/31/2002       10,326                     10,535                10,047
06/30/2002       10,373                     10,924                11,218
09/30/2002       10,419                     11,425                11,652
12/31/2002       10,910                     11,604                12,203

Average Annual Total Returns of Service shares of the Fund at 12/31/02 1-Year 7.03% Since Inception 5.01%

Because of ongoing market volatility, the Fund's performance has been subject to fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1.800.981.2871. Past performance is not predictive of future performance.

The inception dates of the Fund were 5/3/93 for the non-service shares and 3/19/01 for its service shares. The performance information in the graphs for both indices begins on 4/30/93 in the first graph and on 3/31/01 for the second graph.

Total returns include changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account. Total returns and the ending account value in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions.

Graphs are not drawn to same scale. An explanation of the calculation of the performance is in the Statement of Additional Information.

                     5 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                           Financial Statements
                                                                     Pages 7-37








                     6 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2002

                                                    Principal      Market Value
                                                       Amount        See Note 1
--------------------------------------------------------------------------------
Asset-Backed Securities--2.4%
American Money Management
Corp., Commercial Debt Obligations
Sub. Bonds, Series I, Cl. D1,
13.602%, 1/15/12 1                               $    172,858      $     86,429
--------------------------------------------------------------------------------
Conseco Finance Securitizations
Corp., Home Equity Loan
Pass-Through Certificates, Series
2001-D, Cl. M2, 3.17%, 11/15/32 2                   3,000,000         2,808,787
--------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series
2002-B, Cl. FX, 10.421%, 3/22/07 1                    500,000           519,062
--------------------------------------------------------------------------------
Embarcadero Aircraft Securitization
Trust, Airplane Collateral Obligations,
Series 2000-A, Cl. B, 2.52%, 8/15/25 1,2            1,820,063            91,003
--------------------------------------------------------------------------------
Impac Secured Assets CMN Owner
Trust, Home Equity Collateralized
Mtg. Obligations, Series 2001-5,
Cl. M1, 7.25%, 8/25/31                              2,197,000         2,395,420
--------------------------------------------------------------------------------
Lehman ABS Manufactured Housing
Contract, Commercial Mtg
Pass-Through Certificates, Series
2001-B, Cl. A4, 5.27%, 9/15/18                      3,000,000         3,125,854
--------------------------------------------------------------------------------
NC Finance Trust, Collateralized
Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 12/25/28 1                            84,826            37,323
--------------------------------------------------------------------------------
Option One Mortgage Securities
Corp., Home Equity Collateralized
Mtg. Obligations, Series 1999-1,
Cl. CTFS, 10.06%, 3/26/29 1                            14,195            13,651
--------------------------------------------------------------------------------
Principal Residential Mortgage
Capital Resources Trust, Real
Estate Mtg. Investment Conduit
Participation Certificates, Series
2000-1, Cl. B, 3.07%, 6/20/05 1,2                   1,000,000           986,563
                                                                   -------------
Total Asset-Backed Securities
(Cost $11,773,045)                                                   10,064,092

--------------------------------------------------------------------------------
Mortgage-Backed Obligations--54.0%
--------------------------------------------------------------------------------
Government Agency--46.8%
--------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--42.9%
Federal Home Loan Mortgage
Corp., Gtd. Mtg. Pass-Through
Participation Certificates:
11%, 11/1/14                                          223,625           252,201
Series 151, Cl. F, 9%, 5/15/21                        289,715           300,302
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Home Equity Loan Structured
Pass-Through Certificates, Series
HOO2, Cl. A2, 1.861%, 12/15/06                        860,000           856,036


                                                    Principal      Market Value
                                                       Amount        See Note 1
--------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 6.50%, 2/1/28 3              $  6,781,014      $    804,186
Series 194, Cl. IO, 6.50%, 4/1/28 3                20,492,874         2,526,387
Series 208, Cl. IO, 7%, 6/1/30 3                    5,132,557           606,283
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 2/25/33 4                                     136,295,000       140,894,956
6.50%, 5/1/29-1/25/33 4                            12,608,155        13,133,703
7%, 1/25/33 4                                      12,293,000        12,930,699
7.50%, 8/1/25                                         123,998           132,507
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 1993-202, Cl. PH, 6.50%,
2/25/22 5                                           4,500,000         4,634,294
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 294, Cl. 2, 7%, 2/1/28 3                        797,126            99,143
Trust 313, Cl. 2, 6.50%, 6/25/31 3                  6,122,886           822,763
                                                                   -------------
                                                                    177,993,460

--------------------------------------------------------------------------------
GNMA/Guaranteed--3.9%
Government National Mortgage Assn.:
6.625%, 11/20/25                                       45,425            46,909
7%, 3/15/28-7/15/28                                 5,408,713         5,745,243
7.50%, 2/15/27                                        676,070           723,172
8%, 11/15/25-5/15/26                                  695,932           759,837
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Gtd. Multiclass Mtg
Participation Certificates, Series
1999-27, Cl. PQ, 7.50%, 8/16/28                     8,220,125         8,886,661
                                                                   -------------
                                                                     16,161,822

--------------------------------------------------------------------------------
Private--7.2%
--------------------------------------------------------------------------------
Commercial--6.6%
AMRESCO Commercial Mortgage
Funding I Corp., Multiclass Mtg
Pass-Through Certificates, Series
1997-C1, Cl. G, 7%, 6/17/29 6                         100,000            97,844
--------------------------------------------------------------------------------
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 1996-D2, Cl. A3, 7.499%,
2/14/29 2                                           3,000,000         3,150,201
Series 1996-MD6, Cl. A7, 7.689%,
11/13/29 2                                          2,000,000         1,727,662
Series 1997-D4, Cl. B1, 7.525%,
4/14/29                                               375,000           368,758

                     7 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                   Principal       Market Value
                                                      Amount         See Note 1
--------------------------------------------------------------------------------
Commercial Continued
FDIC Trust, Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Series 1994-C1, Cl. 2G,
8.70%, 9/25/25 1                                $    153,594       $    150,522
--------------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates:
Series 1997-CHL1, Cl. D, 8.114%,
4/29/39 1,2                                          350,000            355,633
Series 1997-CHL1, Cl. E, 8.114%,
4/29/39 1,2                                          600,000            514,313
--------------------------------------------------------------------------------
First Union-Lehman Brothers
Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 1997-C2, Cl. F, 7.50%,
11/18/29                                             225,000            199,898
Series 1997-C2, Cl. G, 7.50%,
11/18/29                                           2,000,000          1,674,375
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Interest-Only
Stripped Mtg.-Backed Security
Pass-Through Certificates, Series
1997-C1, Cl. X, 11.692%, 7/15/27 3                 3,455,059            203,524
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. G, 7.414%,
7/15/29                                              440,000            378,284
Series 1997-C2, Cl. F, 6.75%, 4/15/29                250,000            100,000
Series 1998-C1, Cl. F, 7.175%,
5/15/30 2                                          1,800,000          1,659,996
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors,
Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.756%,
6/15/21 2                                            202,600            218,553
--------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc.,
Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. E, 7.428%,
2/15/28 1,2                                          553,342            561,643
Series 1996-C1, Cl. F, 7.428%,
2/15/28 2,6                                          162,744            146,549
Series 1997-HF1, Cl. F, 6.86%,
2/15/10 6                                            150,000            149,318
Series 1997-RR, Cl. D, 7.727%,
4/30/39 2,6                                          450,024            416,413
Series 1997-RR, Cl. E, 7.699%,
4/30/39 2,6                                          300,016            249,517
Series 1997-RR, Cl. F, 7.727%,
4/30/39 2,6                                          600,032            409,756
Series 1997-XL1, Cl. G, 7.695%,
10/3/30 6                                            390,000            382,977
Series 1998-HF1, Cl. F, 7.18%,
12/15/09 6                                         1,500,000          1,512,356


                                                    Principal       Market Value
                                                     Amount          See Note 1
--------------------------------------------------------------------------------
Commercial Continued
Mortgage Capital Funding, Inc.,
Commercial Mtg. Pass-Through Certificates:
Series 1996-MC1, Cl. G, 7.15%,
6/15/06 1                                       $  1,800,000       $  1,801,125
Series 1996-MC2, Cl. F, 5.75%,
12/21/26                                           4,350,000          4,162,746
Series 1997-MC1, Cl. F, 7.452%,
5/20/07 6                                             63,720             61,991
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG
2000-C1, Cl. A2, 7.306%, 10/6/15                   4,000,000          4,474,133
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Commercial
Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 8.493%,
1/20/06 1,2                                        1,000,000            953,750
--------------------------------------------------------------------------------
Strategic Hotel Capital, Inc.,
Commercial Mtg. Obligations,
Series 2001-SCH1, Cl. E, 3.62%,
4/17/06 1,2                                        1,496,870          1,279,823
--------------------------------------------------------------------------------
Structured Asset Securities
Corp., Commercial Mtg
Obligations, Series 1995-C4,
Cl. E, 8.963%, 6/25/26 2,6                            45,923             45,904
                                                                   -------------
                                                                     27,407,564

--------------------------------------------------------------------------------
Residential--0.6%
Lehman Structured Securities
Corp., Collateralized Mtg
Obligations, Series 2001-GE4,
Cl. A, 7.466%, 10/25/30 2                          1,068,580          1,078,264
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Commercial
Mtg. Pass-Through Certificates,
Series 1996-B, Cl. 1, 6.957%,
4/25/26 1,2                                          216,274            175,858
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized
Mtg. Obligations, Pass-Through
Certificates, Series 2002-AR19,
Cl. A-1, 1.771%, 1/25/33                           1,040,000          1,040,000
                                                                   -------------
                                                                      2,294,122
                                                                   -------------
Total Mortgage-Backed Obligations
(Cost $228,137,120)                                                 223,856,968

--------------------------------------------------------------------------------
U.S. Government Obligations--8.6%


Federal Home Loan Mortgage
Corp. Sr. Unsec. Nts., 5.75%,
9/15/10 [EUR]                                        940,000          1,086,668
--------------------------------------------------------------------------------
Federal National Mortgage Assn
Sr. Unsec. Nts., 2.125%, 10/9/07 [JPY]           160,000,000          1,463,824

                     8 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     Principal     Market Value
                                                        Amount       See Note 1
--------------------------------------------------------------------------------
U.S. Government Obligations Continued
Federal National Mortgage
Assn. Unsec. Nts.:
1.75%, 3/26/08 [JPY]                               260,000,000      $ 2,349,575
5.25%, 4/15/07                                       2,890,000        3,166,986
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                      4,018,000        4,381,504
8.75%, 5/15/17                                       1,660,000        2,400,516
8.875%, 2/15/19                                        735,000        1,085,561
11.875%, 11/15/03                                      500,000          545,801
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
3%, 11/15/07 7                                       4,216,000        4,268,042
4%, 11/15/12                                         1,707,000        1,731,673
5.875%, 2/15/04                                      2,300,000        2,419,223
6.50%, 2/15/10 8                                     4,810,000        5,750,961
6.75%, 5/15/05                                       2,700,000        3,011,029
7%, 7/15/06                                          1,760,000        2,041,120
                                                                    ------------
Total U.S. Government Obligations
(Cost $33,559,051)                                                   35,702,483

--------------------------------------------------------------------------------
Foreign Government Obligations--21.0%
--------------------------------------------------------------------------------
Argentina--0.4%
Argentina (Republic of) Bonds:
11.375%, 3/15/10 1,9,10                              1,065,000          239,625
11.75%, 6/15/15 9,10                                 2,095,000          490,230
Series 2008, 7%, 12/19/08 9,10                         922,000          207,450
Series 2018, 3.063%, 6/19/18 9,10                    1,698,000          348,090
--------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds,
6.017%, 3/31/23 9                                      565,000          265,550
--------------------------------------------------------------------------------
Argentina (Republic of) Unsub
Bonds, Series 2031, 2.79%, 6/19/31 9,10              1,378,000          282,490
--------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds,
Bonos de Consolidacion de Deudas,
Series PBA1, 3.257%, 4/1/07 1,9 [ARP]                   95,836           22,281
                                                                    ------------
                                                                      1,855,716

--------------------------------------------------------------------------------
Australia--0.3%
Australia (Commonwealth of) Bonds,
Series 808, 8.75%, 8/15/08 [AUD]                     1,575,000        1,054,344
--------------------------------------------------------------------------------
Austria--0.6%
Austria (Republic of) Bonds,
6.25%, 7/15/27 [EUR]                                   158,000          196,976
--------------------------------------------------------------------------------
Austria (Republic of) Nts.:
3.40%, 10/20/04 [EUR]                                  414,000          439,448
4.30%, 7/15/03 [EUR]                                   230,000          243,172
5.50%, 10/20/07 [EUR]                                  825,000          941,513
--------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec
Unsub. Nts., Series MTN1, 5%,
7/15/12 [EUR]                                          529,000          586,398
                                                                    ------------
                                                                      2,407,507


                                                     Principal     Market Value
                                                        Amount       See Note 1
--------------------------------------------------------------------------------
Belgium--1.7%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                      410,000      $   454,951
5.50%, 3/28/28 [EUR]                                 1,115,000        1,268,251
Series 26, 6.25%, 3/28/07 [EUR]                      3,170,000        3,696,848
--------------------------------------------------------------------------------
Belgium (Kingdom of) Debs.,
7.25%, 4/29/04 [EUR]                                 1,545,000        1,715,522
                                                                    ------------
                                                                      7,135,572

--------------------------------------------------------------------------------
Belize--0.1%
Belize (Government of) Bonds,
9.50%, 8/15/12 1                                       265,000          263,012
--------------------------------------------------------------------------------
Brazil--0.5%
Brazil (Federal Republic of) Bonds,
8.875%, 4/15/24                                      2,986,000        1,649,765
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt
Conversion Bonds:
Series 18 yr., 2.625%, 4/15/12 2                       675,000          369,562
Series D, 2.625%, 4/15/12 2                             50,000           27,375
                                                                    ------------
                                                                      2,046,702

--------------------------------------------------------------------------------
Bulgaria--0.2%
Bulgaria (Republic of) Interest Arrears
Debs., Series PDI, 2.688%, 7/28/11 2                   868,150          807,379
--------------------------------------------------------------------------------
Canada--0.2%
Canada (Government of) Bonds,
5.50%, 6/1/09 [CAD]                                  1,377,000          927,963
--------------------------------------------------------------------------------
Chile--0.2%
Chile (Republic of) Nts.,
7.125%, 1/11/12                                        820,000          923,636
--------------------------------------------------------------------------------
Colombia--0.3%
Colombia (Republic of) Bonds,
10%, 1/23/12                                           225,000          227,812
--------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.625%, 4/1/08                                         280,000          280,700
10.50%, 7/9/10                                          95,000           99,987
--------------------------------------------------------------------------------
Colombia (Republic of) Unsec
Unsub. Bonds, 8.375%, 2/15/27                        1,095,000          845,888
                                                                    ------------
                                                                      1,454,387

--------------------------------------------------------------------------------
Dominican Republic--0.1%
Dominican Republic Unsec
Unsub. Bonds, 9.50%, 9/27/06                           346,000          367,625
--------------------------------------------------------------------------------
Ecuador--0.3%
Ecuador (Republic of) Unsec
Bonds, 6%, 8/15/30 2                                 2,553,000        1,065,877
--------------------------------------------------------------------------------
El Salvador--0.2%
El Salvador (Republic of) Bonds,
7.75%, 1/24/23 6                                       315,000          314,212
--------------------------------------------------------------------------------
El Salvador (Republic of) Unsec. Nts.,
8.50%, 7/25/11 6                                       675,000          727,313
                                                                    ------------
                                                                      1,041,525

                     9 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued


                                                   Principal       Market Value
                                                      Amount         See Note 1
--------------------------------------------------------------------------------
France--2.2%
France (Government of) Obligations
Assimilables du Tresor Bonds:
5%, 4/25/12 [EUR]                                  1,060,000        $ 1,166,870
5.75%, 10/25/32 [EUR]                                820,000            980,080
--------------------------------------------------------------------------------
France (Government of)
Treasury Nts.:
3.50%, 7/12/04 [EUR]                               2,455,000          2,607,849
3.75%, 1/12/07 [EUR]                               4,185,000          4,470,000
                                                                    ------------
                                                                      9,224,799

--------------------------------------------------------------------------------
Germany--2.6%
Germany (Republic of) Bonds:
4.75%, 7/4/28 [EUR]                                  600,000            619,251
Series 01, 5%, 7/4/11 [EUR]                          710,000            790,672
Series 02, 5%, 7/4/12 [EUR]                        3,710,000          4,126,870
Series 139, 4%, 2/16/07 [EUR]                      2,890,000          3,111,315
Series 140, 4.50%, 8/17/07 [EUR]                     335,000            367,334
--------------------------------------------------------------------------------
Treuhandanstalt Gtd. Nts.,
6.75%, 5/13/04 [EUR]                               1,540,000          1,702,213
                                                                    ------------
                                                                     10,717,655

--------------------------------------------------------------------------------
Great Britain--0.9%
United Kingdom Treasury Bonds,
5.75%, 12/7/09 [GBP]                               2,025,000          3,545,954
--------------------------------------------------------------------------------
Greece--0.3%
Greece (Republic of) Bonds,
5.35%, 5/18/11 [EUR]                                 980,000          1,102,761
--------------------------------------------------------------------------------
Guatemala--0.2%
Guatemala (Republic of) Nts.:
8.50%, 8/3/07                                         25,000             26,563
10.25%, 11/8/11 1                                    820,000            928,650
                                                                    ------------
                                                                        955,213

--------------------------------------------------------------------------------
Italy--0.7%
Italy (Republic of) Treasury Bonds,
Buoni del Tesoro Poliennali:
0.375%, 10/10/06 [JPY]                            89,000,000            754,554
5.25%, 8/1/11 [EUR]                                1,015,000          1,142,896
--------------------------------------------------------------------------------
Italy (Republic of) Treasury Nts.,
Cert Di Credito Del Tesoro,
3.90%, 2/1/03 2 [EUR]                                985,000          1,033,762
                                                                    ------------
                                                                      2,931,212

--------------------------------------------------------------------------------
Ivory Coast--0.0%
Ivory Coast (Government of) Past
Due Interest Bonds, 3/29/18 9,10 [FRF]             2,194,500             50,028
--------------------------------------------------------------------------------
Mexico--1.7%
United Mexican States Bonds:
8.30%, 8/15/31                                       300,000            317,250
10.375%, 2/17/09                                     620,000            765,080


                                                   Principal       Market Value
                                                      Amount         See Note 1
--------------------------------------------------------------------------------
Mexico Continued
United Mexican States Nts.:
7.50%, 1/14/12                                   $ 1,314,000        $ 1,409,265
8.125%, 12/30/19                                   1,160,000          1,226,700
8.375%, 1/14/11                                    2,290,000          2,593,425
Series A, 9.875%, 2/1/10                             435,000            535,094
                                                                    ------------
                                                                      6,846,814

--------------------------------------------------------------------------------
Nigeria--0.1%
Nigeria (Federal Republic of)
Promissory Nts., Series RC,
5.092%, 1/5/10 9                                     501,751            283,399
--------------------------------------------------------------------------------
Norway--0.4%
Norway (Kingdom of) Bonds,
5.50%, 5/15/09 [NOK]                               8,950,000          1,282,207
--------------------------------------------------------------------------------
Norway (Kingdom of) Treasury Bills,
Zero Coupon, Series SS75, 6.69%,
3/19/03 11 [NOK]                                   3,210,000            457,874
                                                                    ------------
                                                                      1,740,081

--------------------------------------------------------------------------------
Panama--0.1%
Panama (Republic of) Bonds,
9.375%, 4/1/29                                       222,000            238,650
--------------------------------------------------------------------------------
Panama (Republic of) Interest
Reduction Bonds, 5%, 7/17/14 2                        62,225             55,380
--------------------------------------------------------------------------------
Panama (Republic of) Nts.,
8.25%, 4/22/08                                        71,000             73,840
--------------------------------------------------------------------------------
Panama (Republic of) Past Due
Interest Debs., 20 yr., 2.75%, 7/17/16 2              85,907             68,511
                                                                    ------------
                                                                        436,381

--------------------------------------------------------------------------------
Peru--0.3%
Peru (Republic of) Sr. Nts., Zero
Coupon, 4.53%, 2/28/16 11                          2,553,583          1,364,124
--------------------------------------------------------------------------------
Philippines--0.7%
Philippines (Republic of) Bonds,
9.375%, 1/18/17                                      790,000            813,700
--------------------------------------------------------------------------------
Philippines (Republic of) Nts.,
10.625%, 3/16/25                                     175,000            180,687
--------------------------------------------------------------------------------
Philippines (Republic of)
Unsec. Bonds:
8.875%, 4/15/08                                      400,000            417,000
9.875%, 1/15/19                                    1,719,000          1,706,108
                                                                    ------------
                                                                      3,117,495

--------------------------------------------------------------------------------
Portugal--0.4%
Portugal (Republic of) Obrig Do Tes
Medio Prazo Unsec. Unsub. Bonds,
5.85%, 5/20/10 [EUR]                               1,300,000          1,518,411
--------------------------------------------------------------------------------
Russia--1.7%
Russian Federation Unsec. Unsub
Nts., 8.75%, 7/24/05                                 115,000            124,775
--------------------------------------------------------------------------------
Russian Federation Unsub. Nts.,
5%, 3/31/30 2                                      7,274,875          5,783,526

                     10 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                   Principal       Market Value
                                                      Amount         See Note 1
--------------------------------------------------------------------------------
Russia Continued
Russian Ministry of Finance Unsec.
Debs., Series IV, 3%, 5/14/03                    $ 1,030,000        $ 1,023,627
                                                                    ------------
                                                                      6,931,928

--------------------------------------------------------------------------------
South Africa--0.3%
South Africa (Republic of) Unsec. Nts.:
7.375%, 4/25/12                                      445,000            482,825
8.50%, 6/23/17                                       795,000            902,325
                                                                    ------------
                                                                      1,385,150

--------------------------------------------------------------------------------
Supranational--0.2%
European Investment Bank Nts.,
2.125%, 9/20/07 [JPY]                             80,000,000            733,193
--------------------------------------------------------------------------------
Sweden--0.1%
Sweden (Kingdom of) Debs.,
Series 1040, 6.50%, 5/5/08 [SEK]                   4,400,000            558,942
--------------------------------------------------------------------------------
The Netherlands--0.9%
The Netherlands (Government of)
Bonds:
5%, 7/15/11 [EUR]                                    435,000            484,609
5.50%, 1/15/28 [EUR]                                 168,000            192,765
5.75%, 1/15/04 [EUR]                                 488,000            527,880
6.50%, 4/15/03 [EUR]                                 480,000            509,253
Series 1, 5.75%, 2/15/07 [EUR]                     1,015,000          1,164,732
--------------------------------------------------------------------------------
The Netherlands (Government of)
Treasury Bills, Zero Coupon, 3.13%,
2/28/03 11 [EUR]                                     650,000            679,088
                                                                    ------------
                                                                      3,558,327

--------------------------------------------------------------------------------
Trinidad & Tobago--0.1%
Trinidad & Tobago (Republic of)
Nts., 9.875%, 10/1/09                                385,000            468,738
--------------------------------------------------------------------------------
Turkey--0.4%
Turkey (Republic of) Bonds,
11.75%, 6/15/10                                      235,000            249,687
--------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec
Unsub. Nts., 11.875%, 1/15/30                        895,000            941,988
--------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsub
Bonds, 12.375%, 6/15/09                              315,000            341,775
                                                                    ------------
                                                                      1,533,450

--------------------------------------------------------------------------------
Ukraine--0.6%
Ukraine (Republic of) Sr. Unsec
Nts., 11%, 3/15/07                                 2,387,280          2,463,554
--------------------------------------------------------------------------------
Uruguay--0.0%
Banco Central Del Uruguay Nts.,
Series A, 6.75%, 2/19/21                             185,000            126,263
--------------------------------------------------------------------------------
Venezuela--1.0%
Venezuela (Republic of) Bonds,
9.25%, 9/15/27                                     1,340,000            914,550
--------------------------------------------------------------------------------
Venezuela (Republic of) Collateralized
Par Bonds, Series W-A, 6.75%, 3/31/20                415,000            335,112


                                                   Principal       Market Value
                                                      Amount         See Note 1
--------------------------------------------------------------------------------
Venezuela Continued
Venezuela (Republic of) Debs.,
Series DL, 2.313%, 12/18/07 2                    $ 2,743,332        $ 2,105,507
--------------------------------------------------------------------------------
Venezuela (Republic of) Front-Loaded
Interest Reduction Bonds:
Series A, 2.688%, 3/31/07 2                          508,273            392,641
Series B, 2.688%, 3/31/07 2                          362,134            280,654
                                                                    ------------
                                                                      4,028,464
                                                                    ------------
Total Foreign Government Obligations
(Cost $81,326,566)                                                   86,973,581

--------------------------------------------------------------------------------
Loan Participations--0.6%
Algeria (Republic of) Loan
Participation Nts., 2.625%, 3/4/10 1,2               582,500            524,978
--------------------------------------------------------------------------------
Deutsche Bank AG, Indonesia
Rupiah Loan Participation Nts.:
2.636%, 5/21/04 1,9                                  525,000            257,250
2.636%, 3/25/05 1,9                                  265,000            137,800
2.636%, 12/14/13 1,9                                 795,000            365,700
--------------------------------------------------------------------------------
Deutsche Bank AG, OAO
Gazprom Loan Participation Nts.,
9.50%, 2/19/03                                       530,000            531,855
--------------------------------------------------------------------------------
Ministry Finance of Russia Debs.,
Series VI, 3%, 5/14/06                                20,000             17,700
--------------------------------------------------------------------------------
Morocco (Kingdom of) Loan
Participation Agreement, Tranche A,
2.563%, 1/1/09 1,2                                   455,000            416,325
                                                                    ------------
Total Loan Participations (Cost $2,331,571)                           2,251,608

--------------------------------------------------------------------------------
Corporate Bonds and Notes--37.8%
--------------------------------------------------------------------------------
Consumer Discretionary--12.3%
--------------------------------------------------------------------------------
Auto Components--0.7%
Burke Industries, Inc., 10% Sr. Sub.
Nts., 8/15/07 9,10                                   150,000             34,500
--------------------------------------------------------------------------------
Cambridge Industries, Inc.,
Liquidating Trust Interests, 7/15/07                  77,456                 --
--------------------------------------------------------------------------------
Collins & Aikman Floorcoverings,
Inc., 9.75% Sr. Sub. Nts., Series B,
2/15/10                                              200,000            201,000
--------------------------------------------------------------------------------
Collins & Aikman Products Co.,
10.75% Sr. Nts., 12/31/11                            400,000            383,000
--------------------------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11                              420,000            407,400
10.125% Nts., 3/15/10                                200,000            203,500
--------------------------------------------------------------------------------
Dura Operating Corp.:
9% Sr. Sub. Nts., Series B, 5/1/09  [EUR]            400,000            390,377
9% Sr. Unsec. Sub. Nts., Series D,
5/1/09                                               500,000            457,500
--------------------------------------------------------------------------------
Metaldyne Corp., 11% Sr. Sub. Nts.,
6/15/12                                              300,000            247,500
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12            600,000            576,000
                                                                    ------------
                                                                      2,900,777

                     11 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                   Principal     Market Value
                                                      Amount       See Note 1
--------------------------------------------------------------------------------
Automobiles--0.5%
Ford Motor Credit Co.:
7.25% Nts., 10/25/11                             $ 1,442,000      $ 1,403,393
7.375% Nts., 10/28/09                                615,000          610,345
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
6.875% Unsec. Unsub. Nts., 8/28/12                   305,000          301,176
                                                                  --------------
                                                                    2,314,914

--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--3.3%
Apcoa, Inc., 9.25% Sr. Unsec. Sub.
Nts., 3/15/08 1                                      100,000           30,500
--------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub.
Nts., 8/15/11                                        850,000          875,500
--------------------------------------------------------------------------------
Boca Resorts, Inc., 9.875% Sr. Sub.
Nts., 4/15/09                                        450,000          470,250
--------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub.
Nts., 4/15/12                                        300,000          313,500
--------------------------------------------------------------------------------
Buffets, Inc., 11.25% Sr. Sub. Nts.,
7/15/10 6                                            300,000          285,000
--------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc.,
9.50% Sr. Unsec. Sub. Nts., 4/1/09                   300,000          322,500
--------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625% Nts.,
12/1/12                                              400,000          404,637
--------------------------------------------------------------------------------
Hollywood Casino Corp.,
11.25% Sr. Sec. Nts., 5/1/07 1                       250,000          271,250
--------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr.
Unsec. Sub. Nts., Series B, 2/15/07                  325,000          289,250
--------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts.,
8/15/08                                              350,000          358,750
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.,
9% Sr. Sub. Nts., 3/15/12                            500,000          522,500
--------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc.,
8.875% Sr. Nts., Series B, 5/15/12                   300,000          303,000
--------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts.,
3/1/06                                               400,000          406,000
--------------------------------------------------------------------------------
Mandalay Resort Group, 10.25%
Sr. Unsec. Sub. Nts., Series B, 8/1/07               650,000          716,625
--------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr.
Unsec. Sub. Nts., 2/1/11 5                         1,200,000        1,299,000
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8% Sr. Sub. Nts., 4/1/12                             400,000          419,000
8.125% Sr. Nts., 1/1/06                              300,000          317,250
8.375% Sr. Sub. Nts., 7/1/11                         600,000          633,750
8.75% Sr. Unsec. Sub. Nts., 1/1/09                   700,000          738,500
--------------------------------------------------------------------------------
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts., 3/15/10                        200,000          204,500
--------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts.,
3/15/08 1,9,10                                       250,000               --
--------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08 12                     750,000          729,375
9.75% Sr. Nts., 6/15/07                              500,000          487,500



                                                   Principal     Market Value
                                                      Amount       See Note 1
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure Continued
Prime Hospitality Corp.,
8.375% Sr. Sub. Nts., 5/1/12                     $   400,000      $   390,000
--------------------------------------------------------------------------------
Six Flags, Inc., 8.875% Sr. Nts.,
2/1/10                                               800,000          756,000
--------------------------------------------------------------------------------
Station Casinos, Inc., 9.875% Sr.
Unsec. Sub. Nts., 7/1/10                             800,000          872,000
--------------------------------------------------------------------------------
Sun International Hotels Ltd.,
8.875% Sr. Unsec. Sub. Nts.,
8/15/11                                              700,000          717,500
--------------------------------------------------------------------------------
Trump Atlantic City Associates/
Trump Atlantic City Funding, Inc.,
11.25% First Mtg. Nts., 5/1/06                        25,000           19,625
--------------------------------------------------------------------------------
Vail Resorts, Inc., 8.75% Sr. Unsec.
Sub. Nts., 5/15/09                                   200,000          206,000
--------------------------------------------------------------------------------
Venetian Casino Resort LLC/
Las Vegas Sands, Inc., 11% Bonds,
6/15/10 6                                            250,000          262,500
                                                                  --------------
                                                                   13,621,762

--------------------------------------------------------------------------------
Household Durables--1.1%
Beazer Homes USA, Inc.,
8.375% Sr. Nts., 4/15/12                             400,000          414,000
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
7.875% Sr. Nts., 8/15/11                             300,000          294,000
9.375% Sr. Unsec. Sub. Nts., 3/15/11                 400,000          404,000
9.75% Sr. Sub. Nts., 9/15/10                         400,000          412,000
--------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr.
Unsec. Sub. Debs., 2/15/10                           300,000          328,500
--------------------------------------------------------------------------------
KB Home:
7.75% Sr. Nts., 10/15/04                             300,000          307,500
8.625% Sr. Sub. Nts., 12/15/08                       250,000          260,000
9.50% Sr. Unsec. Sub. Nts., 2/15/11                  400,000          426,000
--------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub.
Nts., 12/15/05                                       425,000          414,906
--------------------------------------------------------------------------------
Standard Pacific Corp.,
9.25% Sr. Sub. Nts., 4/15/12                         200,000          194,000
--------------------------------------------------------------------------------
WCI Communities, Inc.,
9.125% Sr. Sub. Nts., 5/1/12                         300,000          271,500
--------------------------------------------------------------------------------
Williams Scotsman, Inc.,
9.875% Sr. Unsec. Nts., 6/1/07                       800,000          744,000
                                                                  --------------
                                                                    4,470,406

--------------------------------------------------------------------------------
Internet & Catalog Retail--0.4%
Amazon.com, Inc., 0%/10% Sr. Unsec.
Disc. Nts., 5/1/08 12                              1,100,000        1,105,500
--------------------------------------------------------------------------------
USA Interactive, 7% Nts., 1/15/13 6                  473,000          489,973
                                                                  --------------
                                                                    1,595,473

                     12 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                             Principal           Market Value
                                                Amount             See Note 1
-------------------------------------------------------------------------------
Media--5.0%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 9           $   350,000            $   131,250
10.25% Sr. Unsec. Nts., 11/1/06 9              400,000                152,000
10.25% Sr. Unsec. Sub. Nts.,
6/15/11 9,10                                   400,000                156,000
10.875% Sr. Unsec. Nts., 10/1/10 9,10          200,000                 77,000
-------------------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Sub. Nts., 12/15/12 6              1,200,000              1,207,500
-------------------------------------------------------------------------------
AMC Entertainment, Inc.,
9.50% Sr. Unsec. Sub. Nts., 2/1/11             500,000                495,000
-------------------------------------------------------------------------------
AOL Time Warner, Inc.,
6.875% Nts., 5/1/12                          1,321,000              1,398,004
-------------------------------------------------------------------------------
Block Communications, Inc.,
9.25% Sr. Sub. Nts., 4/15/09                   400,000                415,000
-------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr.
Unsec. Sub. Nts., Series B, 6/15/07 1          300,000                314,625
-------------------------------------------------------------------------------
Charter Communications Holdings
LLC/Charter Communications
Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts.,
4/1/11 12                                      900,000                319,500
8.625% Sr. Unsec. Nts., 4/1/09                 200,000                 90,000
10.75% Sr. Unsec. Nts., 10/1/09              1,100,000                503,250
11.125% Sr. Unsec. Nts., 1/15/11               500,000                228,750
-------------------------------------------------------------------------------
Classic Cable, Inc.,
10.50% Sr. Sub. Nts., 3/1/10 1,9,10            200,000                 25,000
-------------------------------------------------------------------------------
Comcast Cable Communications,
Inc.:
6.75% Sr. Unsub. Nts., 1/30/11                 848,000                883,975
8.875% Unsub. Nts., 5/1/17                     877,000              1,024,401
-------------------------------------------------------------------------------
Corus Entertainment, Inc.,
8.75% Sr. Sub. Nts., 3/1/12                    300,000                319,125
-------------------------------------------------------------------------------
Cox Communications, Inc.,
7.125% Nts., 10/1/12                         1,128,000              1,255,146
-------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr.
Unsec. Unsub. Nts., Series B,
4/1/11                                         850,000                802,187
-------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr.
Unsec. Sub. Nts., 7/1/08                       150,000                162,187
-------------------------------------------------------------------------------
EchoStar DBS Corp.:
9.375% Sr. Unsec. Nts., 2/1/09                 750,000                796,875
10.375% Sr. Unsec. Nts., 10/1/07               800,000                870,000
-------------------------------------------------------------------------------
Emmis Communications Corp.:
0%/12.50% Sr. Unsec. Disc. Nts.,
3/15/11 12                                     548,000                442,510
8.125% Sr. Unsec. Sub. Nts.,
Series B, 3/15/09                              600,000                624,000
-------------------------------------------------------------------------------
Entravision Communications Corp.,
8.125% Sr. Sub. Nts., 3/15/09                  400,000                418,000
-------------------------------------------------------------------------------
Hollinger International Publishing,
Inc., 9% Sr. Nts., 12/15/10 6                  400,000                405,500
-------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital,
Inc., 9.75% Sr. Nts., 10/1/09                  200,000                191,000

                                             Principal           Market Value
                                                Amount             See Note 1
-------------------------------------------------------------------------------
Media Continued
Lamar Media Corp.:
8.625% Sr. Sub. Nts., 9/15/07              $   150,000            $   157,125
9.625% Sr. Unsec. Sub. Nts.,
12/1/06                                         50,000                 51,750
-------------------------------------------------------------------------------
Mediacom LLC/Mediacom
Capital Corp., 9.50% Sr. Unsec.
Nts., 1/15/13                                  500,000                452,500
-------------------------------------------------------------------------------
News America Holdings, Inc.,
8.875% Sr. Debs., 4/26/23                      625,000                695,196
-------------------------------------------------------------------------------
News America, Inc.,
7.625% Sr. Debs., 11/30/28                     280,000                286,696
-------------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Nts.,
2/1/12 6                                       900,000                864,000
-------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I,
10.875% Sr. Sub. Nts., 12/15/12 6              400,000                438,000
-------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                    200,000                215,000
-------------------------------------------------------------------------------
Regal Cinemas, Inc., 9.375% Sr.
Sub. Nts., Series B, 2/1/12                    200,000                214,000
-------------------------------------------------------------------------------
Rogers Cablesystems Ltd.,
10% Second Priority Sr. Sec. Debs.,
12/1/07                                        200,000                205,000
-------------------------------------------------------------------------------
Rogers Communications, Inc.,
8.75% Sr. Nts., 7/15/07  [CAD]                 400,000                241,170
-------------------------------------------------------------------------------
Shaw Communications, Inc.,
8.54% Debs., 9/30/27 [CAD]                     340,000                141,068
-------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Sub. Nts., 3/15/12                      750,000                785,625
8% Sr. Sub. Nts., 3/15/12 6                    300,000                314,250
8.75% Sr. Sub. Nts., 12/15/07                  100,000                104,625
8.75% Sr. Sub. Nts., 12/15/11                  300,000                324,375
-------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts., 11/1/09           800,000                832,000
-------------------------------------------------------------------------------
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts.,
Series B, 11/1/09 9,10,12                      500,000                 32,500
0%/13.75% Sr. Unsec. Disc. Nts.,
Series B, 2/1/10 9,10,12                       200,000                 13,000
11.25% Sr. Nts., Series B,
11/1/09 9,10 [EUR]                             250,000                 15,741
-------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader
Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09                 500,000                492,500
                                                                  -------------
                                                                   20,583,906

-------------------------------------------------------------------------------
Multiline Retail--0.3%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                700,000                700,000
9.875% Nts., 10/1/11                           400,000                420,000
                                                                  -------------
                                                                    1,120,000

                     13 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                 Principal         Market Value
                                                    Amount           See Note 1
--------------------------------------------------------------------------------
Specialty Retail--0.8%
Asbury Automotive Group, Inc.,
9% Sr. Sub. Nts., 6/15/12                       $  300,000           $  262,500
--------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec.
Nts., 8/1/08                                       500,000              507,500
--------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Unsec.
Nts., 6/15/06                                      400,000              430,000
--------------------------------------------------------------------------------
Eye Care Centers of America, Inc.,
9.125% Sr. Unsec. Sub. Nts., 5/1/08                200,000              167,000
--------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs.,
5/1/08                                             100,000               88,500
--------------------------------------------------------------------------------
Finlay Fine Jewelry Corp.,
8.375% Sr. Nts., 5/1/08                            300,000              283,500
--------------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts., 9/15/07               100,000               98,000
--------------------------------------------------------------------------------
Hollywood Entertainment Corp.,
9.625% Sr. Sub. Nts., 3/15/11                      400,000              410,000
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts., 11/1/11                      200,000              221,250
--------------------------------------------------------------------------------
United Rentals (North America), Inc.:
10.75% Sr. Nts., 4/15/08 6                         300,000              297,000
10.75% Sr. Unsec. Nts., 4/15/08                    500,000              500,000
--------------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr. Unsec.
Sub. Nts., Series B, 1/15/09                       250,000              205,625
                                                                     -----------
                                                                      3,470,875

--------------------------------------------------------------------------------
Textiles & Apparel--0.2%
Galey & Lord, Inc., 9.125% Sr.
Unsec. Sub. Nts., 3/1/08 1,9,10                    400,000               42,000
--------------------------------------------------------------------------------
Levi Strauss & Co.,
12.25% Sr. Nts., 12/15/12 6                        600,000              591,000
--------------------------------------------------------------------------------
Phillips-Van Heusen Corp.,
9.50% Sr. Unsec. Sub. Nts., 5/1/08                 200,000              201,500
--------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10              200,000              215,000
                                                                     -----------
                                                                      1,049,500

--------------------------------------------------------------------------------
Consumer Staples--1.6%
--------------------------------------------------------------------------------
Beverages--0.1%
Constellation Brands, Inc.,
8.125% Sr. Sub. Nts., 1/15/12                      300,000              312,000
--------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr.
Unsec. Nts., Series B, 2/1/05                      200,000              157,250
                                                                     -----------
                                                                        469,250

--------------------------------------------------------------------------------
Food & Drug Retailing--0.5%
Delhaize America, Inc.,
8.125% Unsub. Debs., 4/15/11                       632,000              612,361
--------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.125% Sr. Unsec. Nts., 4/1/08                    400,000              346,000
10.625% Sr. Unsec. Sub. Nts.,
Series D, 7/31/07                                  200,000              131,000
--------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co.,
Inc. (The), 9.125% Sr. Nts., 12/15/11              400,000              294,000



                                                 Principal         Market Value
                                                    Amount           See Note 1
--------------------------------------------------------------------------------
Food & Drug Retailing Continued
Pantry, Inc. (The),
10.25% Sr. Sub. Nts., 10/15/07                  $  200,000           $  180,500
--------------------------------------------------------------------------------
Pathmark Stores, Inc.,
8.75% Sr. Sub. Nts., 2/1/12                        500,000              462,500
--------------------------------------------------------------------------------
Real Time Data Co.,
13% Disc. Nts., 5/31/09 1,9,10,13                  142,981               25,736
                                                                     -----------
                                                                      2,052,097

--------------------------------------------------------------------------------
Food Products--0.7%
American Seafood Group LLC,
10.125% Sr. Sub. Nts., 4/15/10                     200,000              205,000
--------------------------------------------------------------------------------
Aurora Foods, Inc.,
8.75% Sr. Sub. Nts., Series B, 7/1/08              200,000               98,000
--------------------------------------------------------------------------------
Burns Philp Capital Pty Ltd.,
9.75% Sr. Sub. Nts., 7/15/12 6                     450,000              434,250
--------------------------------------------------------------------------------
Del Monte Corp.,
8.625% Sr. Sub. Nts., 12/15/12 6                   400,000              410,000
--------------------------------------------------------------------------------
Doane Pet Care Co., 9.75% Sr.
Unsec. Sub. Nts., 5/15/07                          200,000              158,000
--------------------------------------------------------------------------------
Dole Food Co., Inc.,
7.25% Sr. Nts., 5/1/09                             400,000              387,870
--------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625% Sr.
Unsec. Sub. Nts., 2/15/08                          400,000              392,000
--------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd.,
11.50% Sr. Sec. Sub. Nts., 11/15/07 1              200,000              212,000
--------------------------------------------------------------------------------
United Biscuits Finance plc,
10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]              400,000              734,115
                                                                     -----------
                                                                      3,031,235

--------------------------------------------------------------------------------
Household Products--0.3%
AKI Holdings Corp.,
0%/13.50% Sr. Disc. Debs., 7/1/09 12               150,000              128,437
--------------------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec. Nts.,
7/1/08                                             350,000              341,688
--------------------------------------------------------------------------------
Playtex Products, Inc., 9.375% Sr.
Unsec. Sub. Nts., 6/1/11                           500,000              555,000
--------------------------------------------------------------------------------
Styling Technology Corp., 10.875%
Sr. Unsec. Sub. Nts., 7/1/08 1,9,10                 70,000                   --
                                                                     -----------
                                                                      1,025,125

--------------------------------------------------------------------------------
Energy--2.8%
--------------------------------------------------------------------------------
Energy Equipment & Services--0.9%
Dresser, Inc., 9.375% Sr. Sub. Nts.,
4/15/11                                            300,000              303,000
--------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr.
Unsec. Nts., Series B, 2/15/08 1                   560,000              141,400
--------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50%
Sr. Sec. Nts., Trust 2001, Cl. A, 9/1/08 6         500,000              490,000
--------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services,
Inc., 10.625% Sr. Nts., 8/1/08                     750,000              795,000



                     14 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                              Principal            Market Value
                                                Amount               See Note 1
--------------------------------------------------------------------------------
Energy Equipment & Services Continued
Ocean Rig Norway AS,
10.25% Sr. Sec. Nts., 6/1/08               $    700,000            $    633,500
--------------------------------------------------------------------------------
Petroleum Helicopters, Inc.,
9.375% Sr. Nts., 5/1/09                         200,000                 211,250
--------------------------------------------------------------------------------
Petroliam Nasional Berhad,
7.125% Unsub. Nts., 10/18/06 6                  330,000                 369,660
--------------------------------------------------------------------------------
Universal Compression Holdings,
Inc., 0%/9.875% Sr. Disc. Nts.,
2/15/08 1,12                                    800,000                 828,000
                                                                   -------------
                                                                      3,771,810

--------------------------------------------------------------------------------
Oil & Gas--1.9%
Chesapeake Energy Corp.:
7.75% Sr. Nts., 1/15/15 6                       400,000                 400,000
8.125% Sr. Unsec. Nts., 4/1/11                  600,000                 621,000
--------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts.,
5/1/14                                          300,000                 307,500
--------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts.,
11/15/09                                        400,000                 414,000
--------------------------------------------------------------------------------
Giant Industries, Inc.,
11% Sr. Sub. Nts., 5/15/12                      300,000                 202,500
--------------------------------------------------------------------------------
Newfield Exploration Co.,
8.375% Sr. Sub. Nts., 8/15/12                   500,000                 534,245
--------------------------------------------------------------------------------
Pemex Project Funding Master
Trust, 8.50% Unsub. Nts., 2/15/08               420,000                 469,350
--------------------------------------------------------------------------------
Petroleos Mexicanos:
7.375% Unsec. Nts., 8/13/07 1 [ITL]         550,900,000                 303,722
9.375% Sr. Unsec. Bonds, 12/2/08                585,000                 677,137
--------------------------------------------------------------------------------
Petronas Capital Ltd.:
7.875% Nts., 5/22/22                          1,015,000               1,094,709
7.875% Nts., 5/22/22 6                          355,000                 382,589
--------------------------------------------------------------------------------
Pioneer Natural Resources Co.,
7.50% Sr. Nts., 4/15/12                         600,000                 650,086
--------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub.
Nts., Series B, 5/15/07 1                       300,000                 314,625
--------------------------------------------------------------------------------
Premcor USA, Inc., 11.50% Cum.
Sr. Nts., 10/1/09                                78,000                  75,270
--------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub.
Nts., 9/15/07 1                                 270,000                 282,150
--------------------------------------------------------------------------------
Westport Resources Corp.,
8.25% Sr. Sub. Nts., 11/1/11 6                  400,000                 422,000
--------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts.,
4/15/12                                         500,000                 533,750
                                                                   -------------
                                                                      7,684,633

--------------------------------------------------------------------------------
Financials--3.3%
--------------------------------------------------------------------------------
Banks--1.0%
Bank Plus Corp., 12% Sr. Nts.,
7/18/07 1                                         7,000                   7,534
--------------------------------------------------------------------------------
BankUnited Capital Trust,
10.25% Capital Securities, 12/31/26 1           100,000                 100,375


                                              Principal            Market Value
                                                Amount               See Note 1
--------------------------------------------------------------------------------
Banks Continued
Chohung Bank,
11.875% Sub. Nts., 4/1/10 2                $    550,000            $    636,335
--------------------------------------------------------------------------------
European Investment Bank Eligible
Interest Nts., 3%, 9/20/06 [JPY]            173,000,000               1,609,001
--------------------------------------------------------------------------------
Hanvit Bank, 12.75% Unsec. Sub.
Nts., 3/1/10 2                                  639,000                 744,351
--------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts.,
9/8/04 1                                        150,000                 154,875
--------------------------------------------------------------------------------
Ongko International Finance Co.
BV, 10.50% Sec. Nts., 3/29/04 1,9,10             90,000                     675
--------------------------------------------------------------------------------
Tokai Preferred Capital Co. LLC,
9.98% Non-Cum. Bonds, Series A,
12/29/49 2,6                                    585,000                 513,967
--------------------------------------------------------------------------------
Western Financial Bank, 9.625%
Unsec. Sub. Debs., 5/15/12 1                    500,000                 487,500
                                                                   -------------
                                                                      4,254,613

--------------------------------------------------------------------------------
Diversified Financials--1.5%
AmeriCredit Corp.,
9.875% Sr. Nts., 4/15/06                        600,000                 507,000
--------------------------------------------------------------------------------
Berry Plastics Corp.,
10.75% Sr. Sub. Nts., 7/15/12                   400,000                 428,000
--------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 4/2/12                             655,000                 736,904
--------------------------------------------------------------------------------
Finova Group, Inc. (The),
7.50% Nts., 11/15/09                            900,000                 315,000
--------------------------------------------------------------------------------
Fuji JGB Investment LLC:
9.87% Non-Cum. Bonds,
Series A, 12/31/49 2                            165,000                 146,610
9.87% Non-Cum. Bonds,
Series A, 12/31/49 2,6                          695,000                 617,541
--------------------------------------------------------------------------------
Household Finance Corp.,
7% Nts., 5/15/12                              1,356,000               1,487,792
--------------------------------------------------------------------------------
IBJ Preferred Capital Co.
(The) LLC:
8.79% Bonds, 12/29/49 2,6                     1,685,000               1,426,968
8.79% Non-Cum. Bonds,
Series A, 12/29/49 2                            105,000                  88,921
--------------------------------------------------------------------------------
LaBranche & Co., Inc.,
12% Sr. Unsec. Sub. Nts., 3/2/07                200,000                 224,000
--------------------------------------------------------------------------------
Ocwen Financial Corp.,
11.875% Nts., 10/1/03                           235,000                 237,350
--------------------------------------------------------------------------------
SBS Agro Finance BV,
10.25% Bonds, 7/21/00 1,9,10                    339,000                  15,255
                                                                   -------------
                                                                      6,231,341

--------------------------------------------------------------------------------
Insurance--0.0%
Conseco, Inc., 10.75% Sr. Unsec.
Nts., 6/15/09 6,9                               300,000                  76,500
--------------------------------------------------------------------------------
Real Estate--0.8%
Capstar Hotel Co.,
8.75% Sr. Sub. Nts., 8/15/07                    175,000                 118,125



                     15 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued


                                                  Principal        Market Value
                                                     Amount          See Note 1
--------------------------------------------------------------------------------
Real Estate Continued
CB Richard Ellis Services, Inc.,
11.25% Sr. Unsec. Sub. Nts., 6/15/11            $   250,000         $   231,250
--------------------------------------------------------------------------------
Corrections Corp. of America,
9.875% Sr. Nts., 5/1/09 6                           300,000             319,500
--------------------------------------------------------------------------------
Felcor Lodging LP, 8.50% Sr. Nts.,
6/1/11                                              406,000             401,940
--------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts.,
1/15/07                                             400,000             408,000
--------------------------------------------------------------------------------
IStar Financial, Inc., 8.75% Sr.
Unsec. Nts., 8/15/08                                200,000             213,081
--------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
8.75% Sr. Unsec. Sub. Nts., 8/15/07                 325,000             219,375
9.125% Sr. Unsec. Nts., 1/15/11                   1,300,000           1,137,500
--------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment
Trust, 9.75% Sr. Sec. Nts., Series B,
4/1/08 1                                            245,000             244,388
                                                                    ------------
                                                                      3,293,159

--------------------------------------------------------------------------------
Health Care--2.2%
--------------------------------------------------------------------------------
Health Care Equipment & Supplies--0.2%
Kinetic Concepts, Inc., 9.625% Sr.
Unsec. Sub. Nts., Series B, 11/1/07                 250,000             260,000
--------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.,
8.125% Sr. Sub. Nts., 6/15/12                       300,000             304,500
--------------------------------------------------------------------------------
Vanguard Health Systems, Inc.,
9.75% Sr. Unsec. Sub. Nts., 8/1/11                  300,000             288,000
                                                                    ------------
                                                                        852,500

--------------------------------------------------------------------------------
Health Care Providers & Services--1.8%
AmerisourceBergen Corp.,
7.25% Sr. Nts., 11/15/12 6                          300,000             309,000
--------------------------------------------------------------------------------
Beverly Enterprises, Inc.,
9.625% Sr. Unsec. Nts., 4/15/09                     800,000             676,000
--------------------------------------------------------------------------------
Extendicare Health Services, Inc.,
9.50% Sr. Nts., 7/1/10 6                            300,000             292,500
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust II, 7.875% Nts., 2/1/08                       900,000             888,750
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust III, 7.375% Nts., 2/1/08  [DEM]                25,000              12,877
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust IV, 7.875% Trust Preferred
Nts., 6/15/11                                       600,000             585,000
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc.,
10.375% Sr. Nts., 2/15/09                           125,000             130,000
--------------------------------------------------------------------------------
Healthsouth Corp., 7.625% Nts.,
6/1/12                                            1,000,000             830,000
--------------------------------------------------------------------------------
Magellan Health Services, Inc.,
9.375% Sr. Nts., 11/15/07 6                         700,000             556,500
--------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Sub. Nts.,
8/15/12 6                                           600,000             588,000


                                                  Principal        Market Value
                                                     Amount          See Note 1
--------------------------------------------------------------------------------
Health Care Providers & Services Continued
PacifiCare Health Systems, Inc.,
10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                          $   900,000         $   967,500
--------------------------------------------------------------------------------
Tenet Healthcare Corp.,
6.375% Sr. Nts., 12/1/11                            959,000             864,797
--------------------------------------------------------------------------------
Triad Hospitals, Inc., 8.75% Sr.
Unsec. Nts., Series B, 5/1/09                       400,000             430,500
--------------------------------------------------------------------------------
US Oncology, Inc.,
9.625% Sr. Sub. Nts., 2/1/12                        300,000             306,000
                                                                    ------------
                                                                      7,437,424

--------------------------------------------------------------------------------
Pharmaceuticals--0.2%
aaiPharma, Inc., 11% Sr. Sub. Nts.,
4/1/10                                              200,000             201,000
--------------------------------------------------------------------------------
Pfizer, Inc., 0.80% Unsec. Bonds,
Series INTL, 3/18/08[JPY]                        53,000,000             453,941
                                                                    ------------
                                                                        654,941

--------------------------------------------------------------------------------
Industrials--5.0%
--------------------------------------------------------------------------------
Aerospace & Defense--0.5%
Alliant Techsystems, Inc., 8.50%
Sr. Unsec. Sub. Nts., 5/15/11                       300,000             325,500
--------------------------------------------------------------------------------
American Plumbing & Mechanical,
Inc., 11.625% Sr. Sub. Nts., Series B,
10/15/08 1                                          425,000             125,375
--------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr.
Unsec. Sub. Nts., 5/1/11                            200,000             148,000
--------------------------------------------------------------------------------
Boeing Capital Corp., 5.80% Nts.,
1/15/13                                             305,000             309,489
--------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr.
Sub. Nts., 12/15/10 6                               225,000             230,063
--------------------------------------------------------------------------------
L-3 Communications Corp.,
7.625% Sr. Sub. Nts., 6/15/12                       300,000             310,500
--------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Sub.
Nts., 12/15/12 6                                    350,000             360,500
--------------------------------------------------------------------------------
TransDigm, Inc., 10.375% Sr.
Sub. Nts., 12/1/08                                  200,000             208,000
                                                                    ------------
                                                                      2,017,427

--------------------------------------------------------------------------------
Air Freight & Couriers--0.0%
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08                             100,000              21,250
9.375% Sr. Unsec. Nts., 11/15/06                    650,000             138,125
                                                                    ------------
                                                                        159,375

--------------------------------------------------------------------------------
Airlines--0.1%
America West Airlines, Inc.,
10.75% Sr. Nts., 9/1/05                             450,000             182,250
--------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05                               300,000             126,000
10.50% Sr. Nts., 8/1/04                             700,000             294,000
                                                                    ------------
                                                                        602,250

                     16 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    Principal      Market Value
                                                       Amount        See Note 1
--------------------------------------------------------------------------------
Building Products--0.3%
Associated Materials, Inc.,
9.75% Sr. Sub. Nts., 4/15/12                       $  200,000        $  212,000
--------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B,
9/1/07                                                650,000           669,500
9.25% Sr. Nts., Series B, 3/15/07                     150,000           154,875
9.875% Sr. Unsec. Sub. Nts., 6/15/11                  250,000           251,562
                                                                     -----------
                                                                      1,287,937

--------------------------------------------------------------------------------
Commercial Services & Supplies--1.9%
Allied Waste North America, Inc.:
8.50% Sr. Sub. Nts., 12/1/08                          900,000           909,000
8.875% Sr. Nts., Series B, 4/1/08                     800,000           816,000
9.25% Sr. Nts., 9/1/12 6                            1,450,000         1,493,500
10% Sr. Unsec. Sub. Nts., Series B,
8/1/09                                                900,000           897,750
--------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr.
Unsec. Nts., 4/1/06 9,10                              700,000           157,500
--------------------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr.
Unsec. Sub. Nts., 11/1/09                             500,000           467,500
--------------------------------------------------------------------------------
Coinmach Corp., 9% Sr. Nts.,
2/1/10                                                250,000           263,437
--------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts.,
3/1/07 1                                              350,000           364,000
--------------------------------------------------------------------------------
Hydrochem Industrial Services,
Inc., 10.375% Sr. Sub. Nts., 8/1/07 1                 150,000           113,438
--------------------------------------------------------------------------------
Iron Mountain, Inc.,
7.75% Sr. Sub. Nts., 1/15/15                          400,000           402,000
--------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec.
Sub. Nts., Series B, 4/1/09 1,9,10                    400,000               520
--------------------------------------------------------------------------------
Kindercare Learning Centers, Inc.,
9.50% Sr. Sub. Nts., 2/15/09                          500,000           487,500
--------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts.,
3/15/12                                               400,000           358,000
--------------------------------------------------------------------------------
NDCHealth Corp.,
10.50% Sr. Sub. Nts., 12/1/12 6                       250,000           251,250
--------------------------------------------------------------------------------
Protection One, Inc./Protection
One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                       400,000           330,000
--------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr.
Unsec. Nts., 5/15/09 1,9,10                           400,000            16,000
--------------------------------------------------------------------------------
Synagro Technologies, Inc.,
9.50% Sr. Sub. Nts., 4/1/09                           200,000           209,500
--------------------------------------------------------------------------------
Waste Management, Inc.,
6.375% Nts., 11/15/12 6                               183,000           188,659
                                                                     -----------
                                                                      7,725,554


                                                    Principal      Market Value
                                                       Amount        See Note 1
--------------------------------------------------------------------------------
Construction & Engineering--0.3%

Integrated Electrical Services, Inc.,
9.375% Sr. Sub. Nts., Series C,
2/1/09 1                                           $  700,000        $  647,500
--------------------------------------------------------------------------------
URS Corp.:
11.50% Sr. Nts., 9/15/09 6                            150,000           134,250
12.25% Sr. Sub. Nts., Series B, 5/1/09                375,000           301,875
                                                                     -----------
                                                                      1,083,625

--------------------------------------------------------------------------------
Electrical Equipment--0.0%
Dayton Superior Corp., 13% Sr.
Unsec. Sub. Nts., 6/15/09                             200,000           173,000
--------------------------------------------------------------------------------
Industrial Conglomerates--0.4%
Great Lakes Dredge & Dock Corp.,
11.25% Sr. Unsec. Sub. Nts., 8/15/08                  500,000           523,125
--------------------------------------------------------------------------------
Tyco International Group SA,
6.375% Nts., 10/15/11                               1,000,000           936,836
                                                                     -----------
                                                                      1,459,961

--------------------------------------------------------------------------------
Machinery--1.1%
Actuant Corp., 13% Sr. Sub. Nts.,
5/1/09                                                208,000           244,400
--------------------------------------------------------------------------------
AGCO Corp., 9.50% Sr. Unsec. Nts.,
5/1/08                                                800,000           868,000
--------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts.,
8/1/09                                                300,000           188,250
--------------------------------------------------------------------------------
Cummins, Inc., 9.50% Sr. Nts.,
12/1/10                                               200,000           214,000
--------------------------------------------------------------------------------
Eagle-Picher Industries, Inc.,
9.375% Sr. Unsec. Sub. Nts., 3/1/08 1                 300,000           213,000
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The),
10.50% Sr. Sub. Nts., 8/1/12 6                        500,000           521,250
--------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts.,
5/15/09                                               300,000           301,500
--------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc.,
9.625% Sr. Sub. Nts., Series B, 6/15/07               540,000           510,975
--------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                     800,000           815,000
--------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                   250,000           226,563
8.875% Sr. Unsec. Sub. Nts., Series C,
4/1/08                                                100,000            90,625
9.25% Sr. Unsec. Sub. Nts., 7/15/11                   400,000           366,500
                                                                     -----------
                                                                      4,560,063

--------------------------------------------------------------------------------
Marine--0.2%
CP Ships Ltd., 10.375% Sr. Nts.,
7/15/12                                               600,000           633,000
--------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each
unit consists of $1,000 principal amount
of 12% first priority ship mtg. sr. sec. nts ,
7/15/05 and one warrant to purchase
five shares of common stock) 1,9,10,14                250,000           125,000

                     17 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued


                                                     Principal     Market Value
                                                       Amount       See Note 1
--------------------------------------------------------------------------------
Marine Continued
Navigator Gas Transport plc,
10.50% First Priority Ship Mtg.
Nts., 6/30/07 6,9                                   $  175,000      $   53,813
                                                                    ------------
                                                                       811,813

--------------------------------------------------------------------------------
Road & Rail--0.2%
Kansas City Southern Railway Co.
(The), 7.50% Sr. Nts., 6/15/09                         400,000         424,000
--------------------------------------------------------------------------------
Stena AB, 9.625% Sr. Nts., 12/1/12 6                   250,000         259,375
                                                                    ------------
                                                                       683,375

--------------------------------------------------------------------------------
Information Technology--1.5%
--------------------------------------------------------------------------------
Communications Equipment--0.0%
CellNet Data Systems, Inc.,
14% Sr. Unsec. Disc. Nts., 10/1/07 1,9,10              400,000              --
--------------------------------------------------------------------------------
Orion Network Systems, Inc.,
12.50% Sr. Disc. Nts., 1/15/07 1                       675,000         177,187
                                                                    ------------
                                                                       177,187

--------------------------------------------------------------------------------
Computers & Peripherals--0.1%
Seagate Technology Hdd Holdings,
8% Sr. Nts., 5/15/09 6                                 200,000         208,000
--------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.8%
ChipPAC International Co. Ltd.,
12.75% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09                                       600,000         633,000
--------------------------------------------------------------------------------
Communications & Power
Industries, Inc., 12% Sr. Sub. Nts.,
Series B, 8/1/05 1                                     250,000         211,250
--------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
8.125% Sr. Sub. Nts., 5/1/12                           300,000         312,000
9% Sr. Unsec. Sub. Nts., 2/1/08                        400,000         419,000
9% Sr. Unsec. Sub. Nts., 2/1/08 1                      105,000         109,987
--------------------------------------------------------------------------------
Flextronics International Ltd.,
9.875% Sr. Unsec. Sub. Nts., 7/1/10                    500,000         541,250
--------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr.
Unsec. Sub. Nts., 8/15/08                              700,000         742,000
--------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts.,
8/15/07 9,10                                           400,000          10,000
--------------------------------------------------------------------------------
PerkinElmer, Inc., 8.875% Sr. Sub.
Nts., 1/15/13 6                                        300,000         297,000
                                                                    ------------
                                                                     3,275,487

--------------------------------------------------------------------------------
Internet Software & Services--0.0%
Equinix, Inc., 13% Sr. Unsec. Nts.,
12/1/07 1,9                                            200,000          33,000
--------------------------------------------------------------------------------
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 1,9,10 [EUR]                 400,000          18,889
--------------------------------------------------------------------------------
FirstWorld Communications, Inc.,
0%/13% Sr. Disc. Nts., 4/15/08 1,9,10,12               250,000             313
--------------------------------------------------------------------------------
Globix Corp., 9.075% Sr. Nts., 4/26/08                  59,016          42,492


                                                     Principal     Market Value
                                                       Amount       See Note 1
--------------------------------------------------------------------------------
Internet Software & Services Continued
PSINet, Inc.:
10.50% Sr. Unsec. Nts.,
12/1/06 1,9,10 [EUR]                                   100,000      $    6,952
11% Sr. Nts., 8/1/09 1,9,10                            275,784           9,652
                                                                    ------------
                                                                       111,298

--------------------------------------------------------------------------------
Office Electronics--0.0%
ASAT Finance LLC, 12.50% Sr. Unsec.
Nts., 11/1/06                                          162,500         122,688
--------------------------------------------------------------------------------
Semiconductor Equipment & Products--0.6%
Amkor Technology, Inc.:
9.25% Sr. Unsec. Nts., 5/1/06                          400,000         344,000
9.25% Sr. Unsec. Sub. Nts., 2/15/08                    250,000         212,500
--------------------------------------------------------------------------------
Fairchild Semiconductor Corp.:
10.375% Sr. Unsec. Nts., 10/1/07                       500,000         527,500
10.50% Sr. Unsec. Sub. Nts., 2/1/09                    300,000         325,500
--------------------------------------------------------------------------------
Micron Technology, Inc.,
6.50% Sub. Nts., 9/30/05                             1,000,000         865,000
                                                                    ------------
                                                                     2,274,500

--------------------------------------------------------------------------------
Materials--4.8%
--------------------------------------------------------------------------------
Chemicals--0.8%
Compass Minerals Group, Inc.,
10% Sr. Sub. Nts., 8/15/11                             450,000         495,000
--------------------------------------------------------------------------------
Equistar Chemicals LP, 8.75% Sr.
Unsec. Nts., 2/15/09                                   600,000         525,712
--------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts.,
7/1/09 [EUR]                                           200,000         159,509
Zero Coupon Sr. Unsec. Disc.
Nts., 13.09%, 12/31/09 11                              600,000         138,000
--------------------------------------------------------------------------------
Huntsman International LLC,
9.875% Sr. Nts., 3/1/09                                300,000         301,500
--------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr.
Sec. Nts., 12/15/09                                    200,000         175,000
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                              300,000         280,500
9.625% Sr. Sec. Nts., Series A, 5/1/07 5               400,000         386,000
9.875% Sec. Nts., Series B, 5/1/07                     400,000         386,000
--------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub.
Nts., 12/15/11                                         200,000         109,000
--------------------------------------------------------------------------------
PCI Chemicals Canada,
10% Sr. Sec. Nts., 12/31/08                            113,061          79,708
--------------------------------------------------------------------------------
Pioneer Cos., Inc., 4.90% Sr. Sec.
Nts., 12/31/06 2                                        37,688          26,240
--------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07                            159,000         103,350
11.25% Sr. Sub. Nts., 8/15/06 9,10                     540,000              --
--------------------------------------------------------------------------------
Unifrax Investment Corp.,
10.50% Sr. Nts., 11/1/03 1                              50,000          50,313
                                                                    ------------
                                                                     3,215,832

                     18 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                      Principal     Market Value
                                                        Amount       See Note 1
-------------------------------------------------------------------------------
Construction Materials--0.0%
Formica Corp., 10.875% Sr. Unsec.
Sub. Nts., Series B, 3/1/09 1,9,10                     $200,000      $   49,000
-------------------------------------------------------------------------------
Containers & Packaging--1.7%
Ball Corp.:
6.875% Sr. Nts., 12/15/12 6                             300,000         303,000
7.75% Sr. Unsec. Nts., 8/1/06 1                         125,000         131,875
8.25% Sr. Unsec. Sub. Nts., 8/1/08                      125,000         132,187
-------------------------------------------------------------------------------
Graphic Packaging Corp.,
8.625% Sub. Nts., 2/15/12                               500,000         528,750
-------------------------------------------------------------------------------
Jefferson Smurfit Corp.,
8.25% Sr. Nts., 10/1/12 6                               250,000         256,250
-------------------------------------------------------------------------------
MDP Acquisitions plc,
9.625% Sr. Nts., 10/1/12 6                              400,000         418,000
-------------------------------------------------------------------------------
Owens-Brockway Glass
Container, Inc.:
8.75% Sr. Sec. Nts., 11/15/12 6                         600,000         612,000
8.75% Sr. Sec. Nts., 11/15/12 6                         400,000         408,000
8.875% Sr. Sec. Nts., 2/15/09                           200,000         207,000
-------------------------------------------------------------------------------
Packaging Corp. of America,
9.625% Sr. Unsec. Sub. Nts., 4/1/09                     750,000         808,125
-------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                         750,000         780,000
10.875% Sr. Sub. Nts., 4/1/08                           250,000         252,500
-------------------------------------------------------------------------------
Silgan Holdings, Inc.,
9% Sr. Sub. Debs., 6/1/09                               200,000         209,500
-------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                 600,000         618,000
9.25% Sr. Unsec. Nts., 2/1/08                           200,000         212,500
9.75% Sr. Unsec. Nts., 2/1/11                           600,000         645,000
-------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Sub. Nts.,
6/15/12 6                                               500,000         497,500
                                                                     -----------
                                                                      7,020,187

-------------------------------------------------------------------------------
Metals & Mining--1.5%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12 6                      1,200,000       1,215,000
7.875% Sr. Unsec. Nts., 2/15/09                         500,000         507,500
-------------------------------------------------------------------------------
Better Minerals & Aggregates Co.,
13% Sr. Unsec. Sub. Nts., 9/15/09                       100,000          36,500
-------------------------------------------------------------------------------
California Steel Industries Corp.,
8.50% Sr. Unsec. Nts., Series B,
4/1/09                                                  200,000         202,500
-------------------------------------------------------------------------------
Centaur Mining & Exploration
Ltd., 11% Sr. Nts., 12/1/07 1,9                          94,344           1,887
-------------------------------------------------------------------------------
Century Aluminum Co.,
11.75% Sr. Sec. Nts., 4/15/08                           500,000         487,500
-------------------------------------------------------------------------------
Great Lakes Carbon Corp.,
7.94% Sr. Sub. Nts., Series B, 5/15/08                  447,000         319,605
-------------------------------------------------------------------------------
International Utility Structures,
Inc., 13% Unsec. Sub. Nts., 2/1/08 1                     71,000          14,200
-------------------------------------------------------------------------------
Jorgensen (Earle M.) Co.,
9.75% Sr. Sec. Nts., 6/1/12                             500,000         511,250



                                                      Principal    Market Value
                                                         Amount      See Note 1
--------------------------------------------------------------------------------
Metals & Mining Continued
Kaiser Aluminum & Chemical Corp.:
10.875% Sr. Nts., Series B,
10/15/06 9,10                                        $  500,000      $  337,500
12.75% Sr. Sub. Nts., 2/1/03 9,10                       800,000          64,000
--------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts.,
12/1/07                                                 500,000         360,000
--------------------------------------------------------------------------------
National Steel Corp., 9.875% First
Mtg. Bonds, Series D, 3/1/09 9,10                       800,000         315,000
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc.,
10% Nts., 7/15/09 6                                     400,000         408,000
--------------------------------------------------------------------------------
P&L Coal Holdings Corp.,
9.625% Sr. Sub. Nts., Series B,
5/15/08                                                 403,000         427,684
--------------------------------------------------------------------------------
Steel Dynamics, Inc.,
9.50% Sr. Nts., 3/15/09                                 200,000         210,500
--------------------------------------------------------------------------------
UCAR Finance, Inc.,
10.25% Sr. Nts., 2/15/12                                300,000         240,000
--------------------------------------------------------------------------------
United States Steel LLC,
10.75% Sr. Nts., 8/1/08                                 800,000         792,000
                                                                     -----------
                                                                      6,450,626

--------------------------------------------------------------------------------
Paper & Forest Products--0.8%
Abitibi-Consolidated, Inc.,
8.55% Nts., 8/1/10                                      200,000         222,350
--------------------------------------------------------------------------------
Ainsworth Lumber Co. Ltd.:
12.50% Sr. Nts., 7/15/07 13                             400,000         418,000
13.875% Sr. Sec. Nts., 7/15/07                          400,000         430,000
--------------------------------------------------------------------------------
Doman Industries Ltd.,
8.75% Sr. Nts., 3/15/04 9                               900,000         117,000
--------------------------------------------------------------------------------
Fort James Corp.,
6.875% Sr. Nts., 9/15/07                                500,000         477,500
--------------------------------------------------------------------------------
Georgia-Pacific Corp.,
8.125% Sr. Unsec. Nts., 5/15/11                       1,450,000       1,384,750
--------------------------------------------------------------------------------
U.S. Timberlands Co. LP,
9.625% Sr. Nts., 11/15/07                               300,000         183,000
                                                                     -----------
                                                                      3,232,600

--------------------------------------------------------------------------------
Telecommunication Services--2.6%
--------------------------------------------------------------------------------
Diversified Telecommunication Services--1.2%
360networks, Inc., 13% Sr. Unsec.
Nts., 5/1/08 1,9,10 [EUR]                               250,000              26
--------------------------------------------------------------------------------
Adelphia Business Solutions, Inc.,
12% Sr. Sub. Nts., 11/1/07 1,9,10                       200,000           1,500
--------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts.,
3/15/10 1,9,10                                          344,725           3,447
--------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd.,
11.20% Sr. Unsec. Disc. Debs.,
11/15/07                                                250,000         177,500
--------------------------------------------------------------------------------
Concentric Network Corp.,
12.75% Sr. Unsec. Nts., 12/15/07 1,9,10                  80,000             500

                     19 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                     Principal     Market Value
                                                        Amount       See Note 1
--------------------------------------------------------------------------------
Diversified Telecommunication Services Continued
Deutsche Telekom International
Finance BV, 8.50% Unsub. Nts.,
6/15/10                                             $  305,000       $  351,873
--------------------------------------------------------------------------------
Dex Media East LLC,
9.875% Sr. Nts., 11/15/09 6                            200,000          215,000
--------------------------------------------------------------------------------
Diamond Cable Communications
plc, 11.75% Sr. Disc. Nts., 12/15/05 9,10              500,000           47,500
--------------------------------------------------------------------------------
Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts.,
2/15/08 1,9,10,12                                       80,000            2,000
11.875% Sr. Unsec. Nts., Series B,
1/15/10 1,9                                             75,000            1,875
--------------------------------------------------------------------------------
France Telecom SA,
9.25% Sr. Unsec. Nts., 3/1/11                        1,040,000        1,204,646
--------------------------------------------------------------------------------
Intermedia Communications, Inc.,
0%/12.25% Sr. Disc. Nts., Series B,
3/1/09 1,9,10,12                                       200,000           27,000
--------------------------------------------------------------------------------
IPC Acquisition Corp.,
11.50% Sr. Sub. Nts., 12/15/09                         400,000          346,000
--------------------------------------------------------------------------------
Level 3 Communications, Inc.,
0%/10.50% Sr. Disc. Nts., 12/1/08 12                   700,000          334,250
--------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.,
10% Sr. Unsec. Nts., Series B,
11/15/08 1,9,10                                        400,000            7,000
--------------------------------------------------------------------------------
NorthPoint Communications Group,
Inc., 12.875% Nts., 2/15/10 9,10                       250,000           38,750
--------------------------------------------------------------------------------
NTL Communications Corp.,
0%/9.75% Sr. Unsec. Nts., Series B,
4/15/09 9,10,12 [GBP]                                  775,000           99,814
--------------------------------------------------------------------------------
Qwest Corp., 8.875% Nts., 3/15/12 6                    300,000          292,500
--------------------------------------------------------------------------------
Sprint Capital Corp., 8.375% Nts.,
3/15/12                                                450,000          448,602
--------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09 9,12                  600,000           87,000
0%/9.875% Sr. Disc. Nts.,
4/15/09 1,9,12 [GBP]                                   200,000           49,907
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07 1,9,10                                         500,000               50
--------------------------------------------------------------------------------
Verizon Global Funding Corp.,
7.375% Sr. Nts., 9/1/12                                915,000        1,054,983
--------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts.,
4/15/08 1,9,10                                         500,000               --
--------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 1,9,10                        250,000               25
--------------------------------------------------------------------------------
XO Communications, Inc.:
0%/12.25% Sr. Unsec. Disc. Nts.,
6/1/09 1,9,10,12                                       400,000            2,500
9% Sr. Unsec. Nts., 3/15/08 1,9,10                     250,000            1,563
9.625% Sr. Nts., 10/1/07 1,9,10                        200,000            1,250
10.75% Sr. Unsec. Nts., 11/15/08 1,9,10                300,000            1,875
                                                                     -----------
                                                                      4,798,936

                                                     Principal     Market Value
                                                        Amount       See Note 1
--------------------------------------------------------------------------------
Wireless Telecommunication Services--1.4%
Alamosa Delaware, Inc.,
12.50% Sr. Unsec. Nts., 2/1/11                      $  300,000       $   91,500
--------------------------------------------------------------------------------
American Cellular Corp.,
9.50% Sr. Sub. Nts., 10/15/09 9                        750,000          146,250
--------------------------------------------------------------------------------
AT&T Corp., 8.50% Sr. Nts.,
11/15/31 2                                             500,000          553,009
--------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11 12                  500,000          327,500
10.625% Sr. Unsec. Disc. Nts.,
11/15/07 12                                            500,000          452,500
--------------------------------------------------------------------------------
IPCS, Inc., 0%/14% Sr. Unsec.
Disc. Nts., 7/15/10 12                                 300,000           13,500
--------------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts.,
4/15/10 9,12                                           700,000           66,500
12.50% Sr. Nts., 4/15/10 1,9                           100,000           14,500
--------------------------------------------------------------------------------
Microcell Telecommunications,
Inc., 11.125% Sr. Disc. Nts.,
Series B, 10/15/07 1,9 [CAD]                           300,000            5,697
--------------------------------------------------------------------------------
Nextel Communications, Inc.:
9.375% Sr. Unsec. Nts., 11/15/09                     1,300,000        1,183,000
10.65% Sr. Disc. Nts., 9/15/07                         750,000          720,000
--------------------------------------------------------------------------------
Nextel Partners, Inc.,
11% Sr. Unsec. Nts., 3/15/10                           250,000          213,750
--------------------------------------------------------------------------------
Orbcomm Global LP (Escrow),
8/15/04 9,10                                           200,000               --
--------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr.
Sub. Nts., Series B, 5/15/08                           300,000          181,500
--------------------------------------------------------------------------------
SBA Communications Corp.:
0%/12% Sr. Unsec. Disc. Nts.,
3/1/08 12                                              800,000          428,000
10.25% Sr. Unsec. Nts., 2/1/09                         200,000          109,000
--------------------------------------------------------------------------------
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc.
Nts., 4/15/09 12                                       304,000          288,040
10.625% Sr. Unsec. Sub. Nts.,
7/15/10                                                293,000          316,440
--------------------------------------------------------------------------------
Tritel PCS, Inc.:
0%/12.75% Sr. Unsec. Sub. Disc.
Nts., 5/15/09 12                                       221,000          206,635
10.375% Sr. Sub. Nts., 1/15/11                         270,000          290,250
--------------------------------------------------------------------------------
Triton PCS, Inc., 8.75% Sr. Unsec.
Sub. Nts., 11/15/11                                    200,000          163,000
--------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr.
Unsec. Sub. Disc. Nts., Series B,
11/1/09 12                                             900,000           58,500
                                                                     -----------
                                                                      5,829,071

                     20 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    Principal     Market Value
                                                       Amount       See Note 1
--------------------------------------------------------------------------------
Utilities--1.7%
--------------------------------------------------------------------------------
Electric Utilities--1.1%
AES Corp. (The):
8.75% Sr. Unsec. Unsub. Nts.,
6/15/08                                         $    500,000      $    295,000
8.875% Sr. Unsec. Nts., 2/15/11                      500,000           292,500
--------------------------------------------------------------------------------
AES Drax Holdings Ltd., 10.41% Sr.
Sec. Sub. Nts., Series B, 12/31/20                   300,000           163,500
--------------------------------------------------------------------------------
Caithness Coso Funding Corp.,
9.05% Sr. Sec. Nts., Series B,
12/15/09                                             371,259           365,690
--------------------------------------------------------------------------------
Calpine Corp., 8.50% Sr. Unsec.
Nts., 2/15/11                                      1,900,000           836,000
--------------------------------------------------------------------------------
Central Termica Guemes SA,
3% Unsec. Unsub. Bonds, 9/26/10 2                     90,000             9,900
--------------------------------------------------------------------------------
CMS Energy Corp.:
8.50% Sr. Nts., 4/15/11                              250,000           217,867
9.875% Sr. Unsec. Nts., 10/15/07                     400,000           380,421
--------------------------------------------------------------------------------
Edison Mission Energy,
10% Sr. Unsec. Nts., 8/15/08                         800,000           388,000
--------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr.
Unsub. Nts., Series C, 11/15/31                      884,000           859,942
--------------------------------------------------------------------------------
Funding Corp./Beaver Valley
Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17                             199,000           220,820
--------------------------------------------------------------------------------
Mirant Americas Generation LLC,
7.625% Sr. Unsec. Nts., 5/1/06                       200,000           106,000
--------------------------------------------------------------------------------
Westar Energy, Inc.,
9.75% Sr. Unsec. Nts., 5/15/07                       600,000           546,556
                                                                  --------------
                                                                     4,682,196

--------------------------------------------------------------------------------
Gas Utilities--0.5%
AmeriGas Partners LP/
AmeriGas Eagle Finance Corp.:
8.875% Sr. Nts., 5/20/11 6                           200,000           209,000
8.875% Sr. Unsec. Nts., 5/20/11                      300,000           313,500
--------------------------------------------------------------------------------
El Paso Energy Corp.,
7.625% Nts., 7/15/11                                 200,000           134,222
--------------------------------------------------------------------------------
El Paso Energy Partners LP,
10.625% Sr. Sub. Nts., 12/1/12 6                     350,000           359,625
--------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners
LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts.,
Series B, 6/1/09 1                                   400,000           408,000
--------------------------------------------------------------------------------
NiSource Finance Corp.,
7.875% Sr. Unsec. Nts., 11/15/10                     501,000           551,428
--------------------------------------------------------------------------------
Williams Cos., Inc. (The),
7.125% Nts., 9/1/11                                  400,000           264,000
                                                                  --------------
                                                                     2,239,775


                                                   Principal      Market Value
                                                      Amount        See Note 1
--------------------------------------------------------------------------------
Multi-Utilities--0.1%
Consumers Energy Co.,
7.375% Nts., 9/15/23                            $    250,000      $    242,739
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.,
8.75% Sr. Nts., 2/15/12                              250,000            88,750
                                                                  --------------
                                                                       331,489
                                                                  --------------
Total Corporate Bonds and Notes
(Cost $175,707,408)                                                156,545,493

                                                      Shares
--------------------------------------------------------------------------------
Preferred Stocks--0.6%
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 1,13                            4,253                43
--------------------------------------------------------------------------------
Criimi Mae, Inc., 10.875% Cum.
Cv., Series B, Non-Vtg                                46,000           966,000
--------------------------------------------------------------------------------
Crown American Realty Trust,
11% Cum., Series A, Non-Vtg.                           2,000           110,700
--------------------------------------------------------------------------------
Doane Pet Care Co.,
14.25% Jr. Sub. Debs., Non-Vtg. 1,10                   5,000           151,250
--------------------------------------------------------------------------------
e.spire Communications, Inc.,
12.75% Jr. Redeemable, Non-Vtg. 1,10,13                  216                22
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc.,
11.75% Cum. Exchangeable,
Series B, Non-Vtg. 10                                  5,000           101,250
--------------------------------------------------------------------------------
Earthwatch, Inc., 12% Cv.,
Series C, Non-Vtg. 1                                   6,026             6,026
--------------------------------------------------------------------------------
ICG Holdings, Inc.,
14.25% Exchangeable, Non-Vtg. 1,10,13                    151                 2
--------------------------------------------------------------------------------
Nebco Evans Holdings, Inc.,
11.25% Sr. Redeemable
Exchangeable, Non-Vtg. 1,10,13                         6,061                --
--------------------------------------------------------------------------------
Nextel Communications, Inc.,
13% Cum., Series D, Non-Vtg. 13                            2               184
--------------------------------------------------------------------------------
Paxson Communications Corp.,
13.25% Cum. Jr. Exchangeable,
Non-Vtg. 13                                               34           177,650
--------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum.,
Series B, Non-Vtg. 13                                    597           150,742
--------------------------------------------------------------------------------
Sovereign Real Estate Investment
Trust, 12% Non-Cum., Series A 1                        4,600           511,750
                                                                  --------------
Total Preferred Stocks (Cost $4,555,254)                             2,175,619

--------------------------------------------------------------------------------
Common Stocks--0.2%
Adelphia Business Solutions, Inc. 10                     363                 8
--------------------------------------------------------------------------------
Celcaribe SA 1                                        24,390               244
--------------------------------------------------------------------------------
Contour Energy Co. 1,10                                5,400                97
--------------------------------------------------------------------------------
Covad Communications Group, Inc. 10                   16,528            15,536
--------------------------------------------------------------------------------
Criimi MAE, Inc. 10                                   71,447           728,045
--------------------------------------------------------------------------------
Geotek Communications, Inc. 1,10                          90                --


                     21 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                                   Market Value
                                                        Shares       See Note 1
--------------------------------------------------------------------------------
Common Stocks Continued
Geotek Communications, Inc.,
Series B (Escrowed) 1,10                                   210          $    --
--------------------------------------------------------------------------------
Globix Corp. 10                                          6,880           13,760
--------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10                       6,667               67
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. 10                                         6,016            7,640
--------------------------------------------------------------------------------
Orbital Sciences Corp. 10                                  457            1,929
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 1,10                                  7,312           12,796
--------------------------------------------------------------------------------
Prandium, Inc. 10                                       24,165            7,249
--------------------------------------------------------------------------------
Premier Holdings Ltd. 1,10                              18,514               --
--------------------------------------------------------------------------------
Southern Pacific Funding Corp.,
Liquidating Trust 1,10                                  83,868               --
--------------------------------------------------------------------------------
Star Gas Partners LP                                       187            3,459
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 10                                647           22,645
--------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,10                                1,000               10
--------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1,10                       1,958              999
--------------------------------------------------------------------------------
Wilshire Financial Services
Group, Inc. 10                                           6,273           20,701
--------------------------------------------------------------------------------
WRC Media Corp. 1,10                                     1,082               11
                                                                        --------
Total Common Stocks (Cost $2,144,247)                                   835,196

                                                         Units
--------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.3%
ASAT Finance LLC Wts., Exp
11/1/06 1,10                                               250              312
--------------------------------------------------------------------------------
Banco Central Del Uruguay Rts.,
Exp. 1/2/21 10                                         185,000               --
--------------------------------------------------------------------------------
Charles River Laboratories
International, Inc. Wts.,
Exp. 10/1/09 1,10                                          350           64,750
--------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts.:
Exp. 1/23/03 1,10                                        1,668               --
Exp. 1/23/03 1,10                                          953               --
Exp. 5/1/05 10                                             416               --
Exp. 9/1/04 10                                             534               --
--------------------------------------------------------------------------------
Citigroup, Inc. Wts., Exp. 12/31/50 10                   2,404            2,524
--------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10                     400                4
--------------------------------------------------------------------------------
Comunicacion Celular SA Wts.,
Exp. 11/15/03 1,10                                         200                2
--------------------------------------------------------------------------------
Concentric Network Corp. Wts.,
Exp. 12/15/07 1,10                                         100                1
--------------------------------------------------------------------------------
Covergent Communications,
Inc. Wts., Exp. 4/1/08 1,10                                400                4
--------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp. 12/1/07 1,10                      200                2
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp
9/27/09 1,10                                               530               53
--------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp
10/1/10 1,10                                             1,000               50

                                                                   Market Value
                                                         Units       See Note 1
--------------------------------------------------------------------------------
Rights, Warrants and Certificates Continued
ICG Communications, Inc. Wts.,
Exp. 9/15/05 1,10                                          825       $        8
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. Wts.:
Exp. 5/16/06 1,10                                        1,509                2
Exp. 5/16/06 1,10                                            2               --
--------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts.,
Exp. 1/31/08 1,10                                        2,135               --
--------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,10                      270                3
--------------------------------------------------------------------------------
International Utility Structures,
Inc. Wts., Exp. 2/1/03 10                                   50               --
--------------------------------------------------------------------------------
IPCS, Inc. Wts., Exp. 6/15/10 1,10                         300              112
--------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts.,
Exp. 4/15/08 1,10                                          725                7
--------------------------------------------------------------------------------
Leap Wireless International, Inc.
Wts., Exp. 4/15/10 1,10                                    275                3
--------------------------------------------------------------------------------
Long Distance International, Inc.
Wts., Exp. 4/13/08 1,10                                    200               --
--------------------------------------------------------------------------------
Loral Space & Communications
Ltd. Wts., Exp. 1/15/07 1,10                               150                1
--------------------------------------------------------------------------------
Mexico Value Rts., Exp. 6/30/03 1,10                    20,071                6
--------------------------------------------------------------------------------
Microcell Telecommunications,
Inc. Wts., Exp. 6/1/06 6,10                                600              146
--------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts.,
Exp. 7/15/05 1,10                                          250                3
--------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc.
All Country Asia Free (except
for Japan) Provisional Index Wts.,
Exp. 6/5/03 10                                         124,270        1,110,079
--------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10                       450              731
--------------------------------------------------------------------------------
Occidente y Caribe Celular SA
Wts., Exp. 3/15/04 1,10                                    800                8
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 10                                          5,710            4,397
--------------------------------------------------------------------------------
PLD Telekom, Inc. Wts.,
Exp. 6/1/06 (cv. into Metromedia
International Group, Inc.) 1,10                            300                3
--------------------------------------------------------------------------------
PLD Telekom, Inc., 14% Sr. Cv.
Disc. Nts. Wts., Exp. 3/31/03
(cv. into Metromedia
International Group Inc.) 1,10                             300                3
--------------------------------------------------------------------------------
Real Time Data Co. Wts.,
Exp. 5/31/04 1,10                                       36,431               --
--------------------------------------------------------------------------------
Republic Technologies
International LLC Wts.,
Exp. 7/15/09 1,10                                          200                2
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/31/07 10                                         1,050               --


                     22 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                                   Market Value
                                                         Units       See Note 1
--------------------------------------------------------------------------------
Rights, Warrants and Certificates Continued
Telus Corp. Wts., Exp. 9/15/05 1,10                        269      $       135
--------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts.,
Exp. 4/15/08 1,10                                          175               88
                                                                    ------------
Total Rights, Warrants and Certificates
(Cost $1,360,921)                                                     1,183,439

                                                     Principal
                                                        Amount
--------------------------------------------------------------------------------
Structured Notes--4.4%
Credit Suisse First Boston Corp.
(Nassau Branch), U.S. Dollar/
Philippine Peso Linked Nts.,
12.50%, 3/15/12 2 [PHP]                             47,430,000          856,912
--------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
(New York Branch), Russian
Obligatzii Federal'nogo Zaima
Linked Nts.:
Series 27006, 10.028%,
1/22/03 1,2 [RUR]                                    5,003,930          151,997
Series 27006, 10.028%,
1/22/03 1,2 [RUR]                                      277,180            8,419
Series 27007, 10.028%,
2/5/03 1,2 [RUR]                                     7,647,050          232,092
Series 27007, 10.028%,
2/5/03 1,2 [RUR]                                       277,180            8,413
Series 27008, 10.028%,
5/21/03 1,2 [RUR]                                    3,315,240           99,945
Series 27008, 10.028%,
5/21/03 1,2 [RUR]                                      277,180            8,356
Series 27009, 10.028%,
6/4/03 1,2 [RUR]                                     3,783,430          113,977
Series 27009, 10.028%,
6/4/03 1,2 [RUR]                                       277,180            8,350
Series 27009, 10.028%,
6/4/03 1,2 [RUR]                                     2,561,555           77,167
Series 27010, 10.028%,
9/17/03 1,2 [RUR]                                    2,047,150           61,286
Series 27010, 10.028%,
9/17/03 1,2 [RUR]                                      277,180            8,298
Series 27011, 10.028%,
10/8/03 1,2 [RUR]                                    3,646,190          108,849
Series 27011, 10.028%,
10/8/03 1,2 [RUR]                                      277,180            8,275
Series 28001, 10.028%,
1/21/04 1,2 [RUR]                                      277,180            8,210
--------------------------------------------------------------------------------
Credit Suisse First Boston
International, U.S. Dollar/
South African Rand Linked Nts.,
1.332%, 5/23/22 1,2                                    825,000          809,490
--------------------------------------------------------------------------------
Deutsche Bank AG:
Brazilian Real Linked Nts.,
22%, 2/8/04                                          1,340,000        1,226,100
Colombian Peso Linked Nts.,
1.824%, 4/22/04 2                                      320,000          333,440


                                                     Principal     Market Value
                                                        Amount       See Note 1
--------------------------------------------------------------------------------
Structured Notes Continued
Indonesian Rupiah Linked Nts.,
14.50%, 12/15/10                                   $   512,575      $   510,362
Mexican Peso Linked Nts.,
1.56%, 4/9/12 2                                      2,110,050        2,056,877
--------------------------------------------------------------------------------
JPMorgan Chase Bank:
High Yield Index Credit-Linked
Trust Nts., 8.75%, 11/15/07                          8,035,000        8,095,262
Polish Zloty/Euro Linked Nts.,
1.369%, 4/28/03                                      1,000,000        1,007,600
--------------------------------------------------------------------------------
JPMorgan Chase Bank, EMBI Plus/
Egyptian Pounds Linked Certificate
of Deposit:
0.42%, 3/11/03                                         710,000          680,200
0.60%, 4/4/03                                          490,000          469,265
--------------------------------------------------------------------------------
JPMorgan Chase Bank, EMBI Plus/
Peruvian New Sol Linked Certificate
of Deposit:
0.33%, 12/19/03                                        460,000          453,081
0.38%, 12/19/03                                        460,000          454,315
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc./
Redwood Capital I Ltd., Catastrophe
Linked Bonds, 7.306%, 1/1/03 2,6                       400,000          400,000
--------------------------------------------------------------------------------
Russia (Government of) Federal
Loan Obligatzii Federal'nogo Zaima
Bonds, Series 27010, 10.028%,
9/17/03 1,2 [RUR]                                    3,590,420          107,488
                                                                   -------------
Total Structured Notes (Cost $18,311,881)                            18,364,026


                          Date         Strike        Contracts
--------------------------------------------------------------------------------
 Options Purchased--0.0%
--------------------------------------------------------------------------------

 Japanese Yen
 Call 1 (Cost
 $102,600)             2/18/03      116.33JPY      446,424,000           55,803

                                                     Principal
                                                        Amount
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--6.9%
 Undivided interest of 14.39% in joint repurchase
 agreement (Market Value $198,591,000) with BNP
 Paribas Securities Corp., 1.07%, dated 12/31/02, to
 be repurchased at $28,571,698 on 1/2/03,
 collateralized by U.S. Treasury Bills, 6/26/03,
 with a value of $202,605,732
 (Cost $28,570,000)                               $ 28,570,000       28,570,000

--------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $587,879,664)                                     136.8%     566,578,308
--------------------------------------------------------------------------------
 Liabilities in Excess
 of Other Assets                                         (36.8)    (152,313,795)
                                                  ------------------------------
 Net Assets                                              100.0%   $ 414,264,513
                                                  ==============================

                     23 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP Argentine Peso            ITL Italian Lira
AUD Australian Dollar         JPY Japanese Yen
CAD Canadian Dollar           NOK Norwegian Krone
DEM German Mark               PHP Philippines Peso
EUR Euro                      RUR Russian Ruble
FRF French Franc              SEK Swedish Krona
GBP British Pound Sterling


1. Identifies issues considered to be illiquid or restricted--See Note 9 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $5,062,286 or 1.22% of the Fund's net assets as of December 31, 2002.
4. When-issued security to be delivered and settled after December 31, 2002.
5. Securities with an aggregate market value of $1,948,020 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $26,869,529 or 6.49% of the Fund's net assets as of December 31, 2002.
7. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                              Principal (000s)        Expiration       Exercise       Premium       Market Value
                                               Subject to Call              Date          Price      Received         See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
 Euro                                                    7,895           2/12/03         $1.043       $59,288           $141,084


8. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
9. Issuer is in default.
10. Non-income producing security.
11. Zero coupon bond reflects effective yield on the date of purchase.
12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
13. Interest or dividend is paid-in-kind.
14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

See accompanying Notes to Financial Statements.

                     24 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2002


-----------------------------------------------------------------------------------------------------------------------
Assets

Investments, at value (cost $587,879,664)--see accompanying statement                                   $  566,578,308
-----------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $15,066)                                                                         14,210
-----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                          162,455
-----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                   7,358,062
Shares of beneficial interest sold                                                                             503,866
Swap contracts                                                                                                  15,468
Other                                                                                                            6,238
                                                                                                        ---------------
Total assets                                                                                               574,638,607

-----------------------------------------------------------------------------------------------------------------------
Liabilities
Bank overdraft                                                                                                 802,345
-----------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                          110,885
-----------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $59,288)--see accompanying statement                              141,084
-----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $157,886,453 purchased on a when-issued basis)                            158,243,859
Closed foreign currency contracts                                                                              629,576
Shares of beneficial interest redeemed                                                                         303,327
Daily variation on futures contracts                                                                            65,893
Shareholder reports                                                                                             31,252
Service plan fees                                                                                                3,589
Transfer and shareholder servicing agent fees                                                                      465
Trustees' compensation                                                                                             433
Other                                                                                                           41,386
                                                                                                        ---------------
Total liabilities                                                                                          160,374,094


-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                              $  414,264,513
                                                                                                        ===============

-----------------------------------------------------------------------------------------------------------------------
Composition of Net Assets
Par value of shares of beneficial interest                                                              $       90,625
-----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                 438,687,789
-----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         26,988,087
-----------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                             (29,949,132)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities
  denominated in foreign currencies                                                                        (21,552,856)
                                                                                                        ---------------
Net Assets                                                                                              $  414,264,513
                                                                                                        ===============

-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
Non-Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $406,126,470 and 88,880,949 shares of beneficial interest outstanding)                             $4.57
-----------------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $8,138,043 and 1,743,847 shares of beneficial interest outstanding)                                $4.67


See accompanying Notes to Financial Statements.


                     25 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002


-------------------------------------------------------------------------------------------------------------
Investment Income
Interest (net of foreign withholding taxes of $546)                                            $  28,590,743
-------------------------------------------------------------------------------------------------------------
Dividends                                                                                            301,586
                                                                                              ---------------
Total investment income                                                                           28,892,329

-------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                    2,771,643
-------------------------------------------------------------------------------------------------------------
Distribution and service plan fees-Service shares                                                      5,687
-------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                    10,506
Service shares                                                                                           551
-------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                   72,386
-------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                           63,301
-------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                12,920
-------------------------------------------------------------------------------------------------------------
Other                                                                                                 59,923
                                                                                              ---------------
Total expenses                                                                                     2,996,917
Less reduction to custodian expenses                                                                  (5,600)
Less voluntary reimbursement of expenses                                                             (44,031)
Less voluntary waiver of transfer and shareholder servicing agent fees--Service shares                  (430)
                                                                                              ---------------
Net expenses                                                                                       2,946,856

-------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                             25,945,473

-------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                             (6,626,164)
Closing of futures contracts                                                                       2,001,088
Closing and expiration of option contracts written                                                    37,312
Foreign currency transactions                                                                      2,145,866
                                                                                              ---------------
Net realized loss                                                                                 (2,441,898)

-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                         (791,244)
Translation of assets and liabilities denominated in foreign currencies                            4,829,044
                                                                                              ---------------
Net change                                                                                         4,037,800
                                                                                              ---------------
Net realized and unrealized gain                                                                   1,595,902

-------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                             $27,541,375
                                                                                              ---------------



 See accompanying Notes to Financial Statements.


                     26 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,                                                                  2002            2001
---------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                          $  25,945,473    $ 29,031,053
-------------------------------------------------------------------------------------------------------------
Net realized loss                                                                 (2,441,898)    (16,488,698)
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              4,037,800       2,675,923
                                                                               ------------------------------
Net increase in net assets resulting from operations                              27,541,375      15,218,278

-------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares                                                               (28,654,014)    (20,045,483)
Service shares                                                                        (2,128)             --

-------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                55,824,134      51,951,764
Service shares                                                                     7,864,978           3,983

-------------------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                                    62,574,345      47,128,542
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                              351,690,168     304,561,626
                                                                               ------------------------------
End of period [including undistributed net investment income
of $26,988,087 and $27,951,457, respectively]                                  $ 414,264,513    $351,690,168
                                                                               ------------------------------


See accompanying Notes to Financial Statements.


                     27 | OPPENHEIMER STRATEGIC BOND FUND/VA

FINANCIAL HIGHLIGHTS


Non-Service shares    Year Ended December 31,                  2002          2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                          $4.62         $4.69         $4.97        $ 5.12        $ 5.12
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .29           .41           .41           .45           .39
Net realized and unrealized gain (loss)                         .03          (.19)         (.28)         (.31)         (.24)
                                                              --------------------------------------------------------------
Total from investment operations                                .32           .22           .13           .14           .15
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.37)         (.29)         (.41)         (.29)         (.09)
Distributions from net realized gain                             --            --            --            --          (.06)
                                                              --------------------------------------------------------------
Total dividends and/or distributions to shareholders           (.37)         (.29)         (.41)         (.29)         (.15)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $4.57         $4.62         $4.69         $4.97         $5.12
                                                              ==============================================================

----------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                             7.44%         4.85%         2.63%         2.83%         2.90%
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $406,126      $351,686      $304,562      $282,086      $279,200
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $374,519      $330,711      $289,923      $278,668      $250,227
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                          6.89%         8.78%         9.23%         9.08%         8.17%
Expenses                                                       0.79%         0.79%         0.79%         0.78%         0.80% 3
Expenses, net of reduction to custodian expenses
and/or voluntary reimbursement of expenses                     0.78%         0.79%         0.79%         0.78%         0.80%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          65%          104%          104%           81%          134%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                     28 | OPPENHEIMER STRATEGIC BOND FUND/VA


Service shares    Year Ended December 31,                                         2002        2001 1


-----------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                            $ 4.73        $ 4.64
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                              .03           .15
Net realized and unrealized gain (loss)                                            .28          (.06)
                                                                                ---------------------
Total from investment operations                                                   .31           .09
-----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                              (.37)           --
Distributions from net realized gain                                                --            --
                                                                                ---------------------
Total dividends and/or distributions to shareholders                              (.37)           --
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $4.67         $4.73
                                                                                =====================

-----------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                                                7.03%         1.94%



-----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                        $8,138            $4
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                               $2,307            $2
-----------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                             5.40%         8.17%
Expenses                                                                          1.06%         0.92%
Expenses, net of reduction to custodian expenses and/or voluntary
reimbursement of expenses and/or waiver of transfer agent fees                    1.03%         0.92%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             65%          104%


1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


                     29 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2002, the market value of these securities comprised 4.4% of the Fund's net assets and resulted in unrealized gains in the current period of $52,145. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of December 31, 2002, the Fund had entered into when-issued purchase commitments of $157,886,453.
   In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.


                     30 | OPPENHEIMER STRATEGIC BOND FUND/VA

   Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2002, securities with an aggregate market value of $5,669,605, representing 1.37% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                           Expiring
                          --------------------------
                           2006          $ 1,014,382
                           2007            5,399,072
                           2008              253,735
                           2009            9,904,928
                           2010            6,861,637
                                      --------------
                           Total         $23,433,754
                                      --------------

 As of December 31, 2002, the Fund had approximately $3,121,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately $121,000 of post-October foreign currency losses which were deferred. If unutilized by the Fund in the following fiscal year, such losses will expire.

                     31 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
(loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2002, amounts have been reclassified to reflect an increase in undistributed net investment income of $1,747,299. Accumulated net realized loss on investments was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

The tax character of distributions paid during the years ended December 31, 2002 and December 31, 2001 was as follows:

                                         Year Ended               Year Ended
                                  December 31, 2002        December 31, 2001
     -----------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                    $28,656,142              $20,045,483
     Long-term capital gain                      --                       --
     Return of capital                           --                       --
                                        ------------------------------------
     Total                              $28,656,142              $20,045,483
                                        ====================================

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

     Undistributed net investment income       $ 26,988,087
     Accumulated net realized loss              (29,949,132)
     Net unrealized depreciation                (21,552,856)
                                               -------------
     Total                                     $(24,513,901)
                                               =============
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                     32 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                            Year Ended December 31, 2002     Year Ended December 31, 2001 1
                                                                Shares            Amount           Shares            Amount
----------------------------------------------------------------------------------------------------------------------------
Non-Service shares
Sold                                                        39,611,608     $ 174,444,145       21,317,660      $ 98,459,684
Dividends and/or distributions reinvested                    6,617,555        28,654,014        4,374,282        20,045,483
Redeemed                                                   (33,471,553)     (147,274,025)     (14,476,879)      (66,553,403)
                                                           -----------------------------------------------------------------
Net increase                                                12,757,610     $  55,824,134       11,215,063      $ 51,951,764
                                                           -----------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
Service shares
Sold                                                         1,855,564     $   8,365,056            1,191      $      5,626
Dividends and/or distributions reinvested                          479             2,128               --                --
Redeemed                                                      (113,038)         (502,206)            (349)           (1,643)
                                                           -----------------------------------------------------------------
Net increase                                                 1,743,005     $   7,864,978              842      $      3,983
                                                           -----------------------------------------------------------------


1. For the year ended December 31, 2001, for Non-Service shares and for the period from March 19, 2001 (inception of offering) to December 31, 2001, for Service shares.

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2002, were $349,832,766 and $279,938,676, respectively.

As of December 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $591,578,548 was composed of:

         Gross unrealized appreciation             $ 20,633,092
         Gross unrealized depreciation              (45,633,332)
                                                   -------------
         Net unrealized depreciation               $(25,000,240)
                                                   =============

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. OFI will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. If the Fund emerges from a "penalty box" position for a quarter but then slips back in the next quarter, OFI will reinstate the waiver. The waiver is voluntary and may be terminated by the Manager at any time. The waiver waterminated December 17, 2002.

                     33 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
   Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the year ended December 31, 2002, payments under the Service Plan totaled $5,687.
--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2002, the Fund had outstanding foreign currency contracts as follows:


                                       Expiration    Contract Amount      Valuation as of         Unrealized           Unrealized
Contract Description                        Dates             (000s)    December 31, 2002       Appreciation         Depreciation
----------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
Euro [EUR]                        2/7/03 - 5/6/03           8,675EUR           $9,072,095           $159,273             $     --
Indonesia Rupiah [IDR]                    1/24/03       4,459,415IDR              498,259                834                   --
                                                                                                   -------------------------------
                                                                                                     160,107                   --
                                                                                                   -------------------------------

Contracts to Sell
British Pound Sterling [GBP]      3/6/03 -3/20/03             860GBP            1,377,817                 --               41,917
Canadian Dollar [CAD]                     2/21/03             645CAD              407,448                 --                   57
Euro [EUR]                                 4/7/03             645EUR              674,174                 --               45,301
Japanese Yen [JPY]                2/7/03 - 4/7/03         487,320JPY            4,115,637              2,348               15,327
Philippines Peso [PHP]                    4/25/03          50,992PHP              938,283                 --                8,283
                                                                                                   -------------------------------
                                                                                                       2,348              110,885
                                                                                                   -------------------------------
Total Unrealized Appreciation and Depreciation                                                      $162,455             $110,885
                                                                                                   ===============================

                     34 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                                                                       Unrealized
                                                            Expiration       Number of       Valuation as of         Appreciation
Contract Description                                             Dates       Contracts     December 31, 2002        (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
Euro-Bundesobligation                                           3/6/03               7          $    834,042            $  17,336
Euro-Schatz                                                     3/6/03              67             7,427,527               58,357
Japan (Government of) Bonds, 10 yr.                            3/11/03               2             2,394,202               11,460
NASDAQ 100 Index                                               3/20/03               7               690,900              (28,770)
Standard & Poor's 500                                          3/20/03               5             1,098,625              (22,813)
United Kingdom Long Gilt                                       3/27/03               2               387,503                6,036
U.S. Long Bonds                                                3/20/03             162            18,255,375              395,219
U.S. Treasury Nts., 5 yr.                                      3/20/03              32             3,624,000               90,266
                                                                                                                        ----------
                                                                                                                          527,091
                                                                                                                        ----------
Contracts to Sell
DAX Index                                                      3/21/03               3               228,599               17,000
FTSE 100 Index                                                 3/21/03               1                62,971                 (515)
U.S. Treasury Nts., 2 yr.                                      3/27/03             288            61,974,000             (633,966)
U.S. Treasury Nts., 10 yr.                                     3/20/03              60             6,902,813             (225,016)
                                                                                                                        ----------
                                                                                                                         (842,497)
                                                                                                                        ----------
                                                                                                                        $(315,406)
                                                                                                                        ==========

                     35 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued



-------------------------------------------------------------------------------
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
   Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2002 was as follows:

                                                                             Call Options                            Put Options
                                                        ---------------------------------   -------------------------------------
                                                         Principal (000s)/                   Principal (000s)/
                                                                Number of       Amount of           Number of          Amount of
                                                                Contracts        Premiums           Contracts           Premiums
---------------------------------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 2001                        14,109       $ 329,907                  --          $      --
Options written                                                 9,208,428         247,410                 954             45,331
Options closed or expired                                      (1,311,673)       (165,284)                 --                 --
Options exercised                                                 (15,864)       (352,745)               (954)           (45,331)
                                                              -------------------------------------------------------------------
Options outstanding as of December 31, 2002                     7,895,000       $  59,288                  --          $      --
                                                              ===================================================================


--------------------------------------------------------------------------------
8. Credit Swap Transactions
The Fund may enter into a credit swap transaction to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations).

During the year ended December 31, 2002, the Fund entered into a transaction to hedge credit risk. The Fund pays an annual 2% interest fee on the notional amount in exchange for the counterparty paying in a potential credit event. Information regarding the credit swap is as follows:

                                                      Expiration              Notional            Valuation as of      Unrealized
Contract Description                                        Date                Amount          December 31, 2002    Appreciation
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Bank, Jordon
(Kingdom of ) Credit Nts.                                 6/6/06               250,000                    $15,468         $15,468


                     36 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
9. Illiquid or Restricted Securities
As of December 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2002 was $20,806,332, which represents 5.02% of the Fund's net assets, none of which is considered restricted. Information concerning restricted securities is as follows:

                                                           Acquisition                        Valuation as of          Unrealized
Security                                                         Dates            Cost      December 31, 2002        Depreciation
---------------------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Geotek Communications, Inc.                                     4/6/00         $    --              $     --                 $ --
Geotek Communications, Inc., Series B (Escrowed)                1/4/01             840                    --                  840
Real Time Data Co. Wts.                                        6/30/99             364                    --                  364

Currency
Argentine Peso                                                 1/15/02           2,407                 1,589                  818
Russian Ruble                                        11/20/02-12/18/02          12,659                12,621                   38


                     37 | OPPENHEIMER STRATEGIC BOND FUND/VA

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of Oppenheimer Strategic Bond Fund/VA:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Bond Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Bond Fund/VA as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche LLP

Denver, Colorado
January 23, 2003



                     38 | OPPENHEIMER STRATEGIC BOND FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited

-------------------------------------------------------------------------------
In early 2003, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   Dividends of $0.3732 and $0.3730 per share were paid to Non-Service and Service shareholders, respectively, on March 15, 2002, all of which was designated as "ordinary income" for federal income tax purposes.
   Dividends paid by the Fund during the fiscal year ended December 31, 2002 which are not designated as capital gain distributions should be multiplied by 0.569% to arrive at the amount eligible for the corporate dividend-received deduction.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.








                     39 | OPPENHEIMER STRATEGIC BOND FUND/VA

TRUSTEES AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held          Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships
with Fund, Length of            Held by Trustee; Number of Portfolios in Fund Complex Currently Overseen by
Service, Age                    Trustee

INDEPENDENT TRUSTEES            The address of each Trustee in the chart below is 6803 S. Tucson Way,
                                Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                 Formerly, Chief Executive Officer (until August 27, 2002) of the Board II Funds,
Chairman and Trustee            Vice Chairman (until January 2, 2002) of OppenheimerFunds, Inc. (the Manager)
(since 1993)                    and President and a director (until 1997) of Centennial Asset Management
Age: 69                         Corporation (a wholly-owned investment advisory subsidiary of the Manager).
                                Oversees 41 portfolios in the OppenheimerFunds complex.

William L. Armstrong,           Chairman of the following private mortgage banking companies: Cherry Creek
Trustee (since 1999)            Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
Age: 65                         The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
                                (since 1997); Chairman of the following private companies: Great Frontier
                                Insurance (insurance agency) (since 1995) and Ambassador Media Corporation
                                (since 1984); a director of the following public companies: Storage Technology
                                Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc.
                                (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991). Formerly Director of International Family Entertainment
                                (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc.
                                (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991).
                                Oversees 41 portfolios in the OppenheimerFunds complex.


Robert G. Avis,                 Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1993)            of private equity funds) (until February 2001); Chairman, President and Chief
Age: 71                         Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice
                                Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards &
                                Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of
                                A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and
                                A.G. Edwards Trust Company. Oversees 41 portfolios in the OppenheimerFunds complex.

George C. Bowen,                Formerly (until April 1999): Senior Vice President (from September 1987) and
Trustee (since 1997)            Treasurer (from March 1985) of the Manager; Vice President (from June 1983) and
Age: 66                         Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since February 1992), Treasurer (since
                                July 1991) Assistant Secretary and a director (since December 1991) of
                                Centennial Asset Management Corporation; Vice President (since October 1989) and
                                Treasurer (since April 1986) of HarbourView Asset Management Corporation (an
                                investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an
                                investment advisory subsidiary of the Manager); Vice President and Treasurer
                                (since August 1978) and Secretary (since April 1981) of Shareholder Services,
                                Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and
                                Secretary (since November 1989) of Shareholder Financial Services, Inc. (a
                                transfer agent subsidiary of the Manager); Assistant Treasurer (since March
                                1998) of Oppenheimer Acquisition Corp. (the Manager's parent corporation);
                                Treasurer (since November 1989) of Oppenheimer Partnership Holdings, Inc. (a
                                holding company subsidiary of the Manager); Vice President and Treasurer (since
                                July 1996) of Oppenheimer Real Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief Executive Officer and director (since March
                                1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager);
                                Treasurer (since October 1997) of OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (offshore fund management subsidiaries of the
                                Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,              A member of The Life Guard of Mount Vernon, (George Washington's home) (since
Trustee (since 1999)            June 2000). Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and
Age: 64                         its subsidiaries (a privately held biotech company); a partner with
                                PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman
                                (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry
                                Services Group. Oversees 41 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                  Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a
Trustee (since 1993)            not-for-profit foundation); and a director (since October 1999) of P.R.
Age: 60                         Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October
                                1996) and President and Chief Executive Officer (until October 1995) of the
                                Manager; President, Chief Executive Officer and a director of Oppenheimer
                                Acquisition Corp., Shareholders Services Inc. and Shareholder Financials
                                Services, Inc. (until October 1995). Oversees 41 portfolios in the
                                OppenheimerFunds complex.

                     40 | OPPENHEIMER STRATEGIC BOND FUND/VA


Sam Freedman,                   A trustee or director of other Oppenheimer funds. Formerly (until October 1994)
Trustee (since 1996)            Mr. Freedman held several positions in subsidiary or affiliated companies of the
Age: 62                         Manager. Oversees 41 portfolios in the OppenheimerFunds complex.



Beverly L. Hamilton,            Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2002)            Investment Fund (open-end investment companies); Director of MML Services (since
Age: 56                         April 1987) and America Funds Emerging Markets Growth Fund (since October 1991)
                                (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula,
                                (since February 2002); a trustee (since February 2000) of Monterey International
                                Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit.
                                Mrs. Hamilton also is a member of the investment committees of the Rockefeller
                                Foundation, the University of Michigan and Hartford Hospital. Formerly,
                                President (February 1991-April 2000) ARCO Investment Management Company.
                                Oversees 40 portfolios in the OppenheimerFunds complex.

Robert J. Malone,               Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S.
Trustee (since 2002)            Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization)
Age: 58                         (since 1986) and a trustee of the Gallagher Family Foundation (since 2000).
                                Formerly, Chairman of U.S. Bank (a subsidiary of U.S. Bancorp and formerly
                                Colorado National Bank,) (July 1996-April 1, 1999) and a director of Commercial
                                Assets, Inc. (1993-2000). Oversees 40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,       Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2000)            Investment Fund (open-end investment companies); Trustee and Chairman (since May
Age: 60                         1987) of the investment committee for the Worcester Polytech Institute;
                                President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable organization); Trustee (since 1995) of the Springfield Library and Museum Association; Trustee (since 1996) of the Community Music School of
                                Springfield; Member of the investment committee of the Community Foundation of
                                Western Massachusetts (since 1998). Formerly, Chairman (January 1999-July 1999)
                                of SIS & Family Bank, F.S.B. (formerly SIS Bank); President, Chief Executive
                                Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and SIS Bank
                                (formerly Springfield Institution for Savings) and Executive Vice President
                                (January 1999-July 1999) of Peoples Heritage Financial Group, Inc. Oversees 41
                                portfolios in the OppenheimerFunds complex.

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INTERESTED TRUSTEE              The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY
AND OFFICER                     10018. Mr. Murphy serves for an indefinite term, until his resignation, retirement, death or removal.

John V. Murphy,                 Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee           (since September 2000) of the Manager; President and a director or trustee of
(since 2001)                    other Oppenheimer funds; President and a director (since July 2001) of
Age: 53                         Oppenheimer Acquisition Corp. and of Oppenheimer Partnership Holdings, Inc.; a
                                director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman
                                and a director (since July 2001) of Shareholder Services, Inc. and of
                                Shareholder Financial Services, Inc.; President and a director (since July 2001)
                                of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of
                                OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and Centennial
                                Asset Management Corporation (since November 2001), HarbourView Asset Management
                                Corporation and OFI Private Investments, Inc. (since July 2001); President
                                (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of Massachusetts
                                Mutual Life Insurance Company (the Manager's parent company); a director (since
                                June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.); formerly, Chief Operating Officer
                                (September 2000-June 2001) of the Manager; President and trustee (November
                                1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                                Funds (open-end investment companies); a director (September 1999-August 2000)
                                of C.M. Life Insurance Company; President, Chief Executive Officer and director
                                (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                                (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 69 portfolios in the
                                OppenheimerFunds complex.

                     41 | OPPENHEIMER STRATEGIC BOND FUND/VA

TRUSTEES AND OFFICERS  Continued
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OFFICERS                        The address of the Officers in the chart below is as follows: for Messrs.
                                Steinmetz and Zack, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803
                                S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his earlier resignation, retirement, death or removal.

Arthur P. Steinmetz,            Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
Vice President (since 1993)     Management Corporation (since March 2000). An officer of 6 portfolios in the
Age: 44                         OppenheimerFunds complex.

Brian W. Wixted,                Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer, Principal            (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Financial and Accounting        Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
Officer (since 1999)            Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
Age: 43                         Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset
                                Management, Inc. (since November 2000); Treasurer and Chief Financial Officer
                                (since May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the
                                Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief Operating Officer (March 1995-March 1999), Bankers Trust
                                Company-Mutual Fund Services Division. An officer of 85 portfolios in the
                                OppenheimerFunds complex.

Robert G. Zack,                 Senior Vice President (since May 1985) and General Counsel (since February 2002)
Vice President and              of the Manager; General Counsel and a director (since November 2001) of
Secretary (since 2001)          OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
Age: 54                         (since November 2001) of HarbourView Asset Management Corporation; Vice
                                President and a director (since November 2000) of Oppenheimer Partnership
                                Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                Centennial Asset Management Corporation; a director (since November 2001) of
                                Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                1985-November 2001), Shareholder Financial Services, Inc. (November
                                1989-November 2001); OppenheimerFunds International Ltd. And Oppenheimer
                                Millennium Funds plc (October 1997-November 2001). An officer of 85 portfolios in the OppenheimerFunds complex.
















The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

                     42 | OPPENHEIMER STRATEGIC BOND FUND/VA

OPPENHEIMER STRATEGIC BOND FUND/VA

A Series of Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------
Investment Advisor           OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
Distributor                  OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
Transfer Agent               OppenheimerFunds Services

--------------------------------------------------------------------------------
Independent Auditors         Deloitte & Touche LLP

--------------------------------------------------------------------------------
Legal Counsel                Myer, Swanson, Adams & Wolf, P.C.
to the Fund

--------------------------------------------------------------------------------
Legal Counsel to the         Mayer Brown Rowe & Maw
Independent Trustees

                             For more complete information about Oppenheimer Strategic Bond Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.



                     43 | OPPENHEIMER STRATEGIC BOND FUND/VA

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